Statement of Investments
July 31, 2022 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—92.3%
CHINA—92.3%
Consumer Discretionary—10.2%
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(a)	78,595	$ 2,449,752
Fuyao Glass Industry Group Co. Ltd., A Shares(a)	166,641	1,012,584
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	194,542	1,586,697
		5,049,033
Consumer Staples—18.2%
By-health Co. Ltd., A Shares(a)	239,588	656,407
Chacha Food Co. Ltd., A Shares, A Shares(a)	96,500	683,236
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(a)	95,593	1,172,138
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares, A Shares(a)	194,800	1,034,167
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	13,063	3,672,775
Proya Cosmetics Co. Ltd., A Shares(a)	33,040	863,018
Wuliangye Yibin Co. Ltd., A Shares(a)	33,037	874,248
		8,955,989
Energy—0.0%
G3 Exploration Ltd.(b)(c)(d)	53,000	–
Financials—13.1%
Bank of Ningbo Co. Ltd., A Shares, A Shares(a)	284,316	1,316,459
China International Capital Corp. Ltd., A Shares(a)	43,400	273,373
China International Capital Corp. Ltd., H Shares(e)	322,000	592,070
China Merchants Bank Co. Ltd., A Shares(a)	380,732	1,980,599
Ping An Bank Co. Ltd., A Shares(a)	598,500	1,126,082
Ping An Insurance Group Co. of China Ltd., A Shares(a)	190,037	1,187,029
		6,475,612
Health Care—10.2%
Aier Eye Hospital Group Co. Ltd., A Shares(a)	269,911	1,217,329
Hangzhou Tigermed Consulting Co. Ltd., A Shares(a)	80,567	1,219,294
Hangzhou Tigermed Consulting Co. Ltd., H Shares(e)	14,800	153,721
Jiangsu Hengrui Medicine Co. Ltd., A Shares(a)	180,395	944,247
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	34,710	1,490,947
		5,025,538
Industrials—16.5%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	511,388	1,558,727
Contemporary Amperex Technology Co. Ltd., A Shares(a)(c)	26,579	2,015,282
Guangzhou Baiyun International Airport Co. Ltd., A Shares(a)	243,200	466,393
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	224,952	974,051
Shanghai International Airport Co. Ltd., A Shares (Stock Connect)(a)(c)	52,410	400,822
Shanghai M&G Stationery, Inc., A Shares(a)	163,680	1,101,116
Shares		Value

Shenzhen Inovance Technology Co. Ltd., A Shares(a)	73,689	$ 722,252
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(a)	49,378	908,069
		8,146,712
Information Technology—16.7%
Glodon Co. Ltd., A Shares(a)	196,489	1,350,691
Hundsun Technologies, Inc., A Shares(a)	169,150	1,065,489
LONGi Green Energy Technology Co. Ltd., A Shares(a)	185,388	1,695,007
Luxshare Precision Industry Co. Ltd., A Shares(a)	182,270	917,390
Maxscend Microelectronics Co. Ltd., A Shares(a)	26,080	372,451
NAURA Technology Group Co. Ltd., A Shares(a)	11,700	441,114
SG Micro Corp., A Shares(a)	23,610	563,534
Venustech Group, Inc., A Shares(a)	349,100	955,480
Yonyou Network Technology Co. Ltd., A Shares(a)	274,699	850,543
		8,211,699
Materials—5.2%
Anhui Conch Cement Co. Ltd., A Shares(a)	126,656	610,182
Wanhua Chemical Group Co. Ltd., A Shares(a)	54,717	679,468
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(a)	40,320	1,279,042
		2,568,692
Real Estate—2.2%
China Vanke Co. Ltd., A Shares(a)	425,573	1,084,111
Total China		45,517,386
Total Common Stocks		45,517,386
EXCHANGE-TRADED FUNDS—0.0%
KraneShares Bosera MSCI China A 50 Connect Index ETF	330	11,590
Total Exchange-Traded Funds		11,590
SHORT-TERM INVESTMENTS—7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(f)	3,840,802	3,840,802
Total Short-Term Investments		3,840,802
Total Investments (Cost $63,208,439)—100.1%		49,369,778
Liabilities in Excess of Other Assets—(0.1%)		(64,800)
Net Assets—100.0%		$49,304,978

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Delisted. Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ETF	Exchange-Traded Fund

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—95.2%
AUSTRALIA—0.5%
Materials—0.5%
Rio Tinto PLC, ADR	9,600	$ 585,888
BRAZIL—2.1%
Industrials—1.3%
CCR SA	555,600	1,394,879
Materials—0.8%
Vale SA, ADR	66,300	892,398
Total Brazil		2,287,277
CANADA—2.5%
Energy—1.6%
Enbridge, Inc.	39,000	1,752,270
Materials—0.9%
Barrick Gold Corp.	64,800	1,019,952
Total Canada		2,772,222
CHINA—2.8%
Communication Services—0.8%
Tencent Holdings Ltd.	24,300	939,166
Financials—1.0%
Ping An Insurance Group Co. of China Ltd., H Shares	184,000	1,081,375
Real Estate—1.0%
China Vanke Co. Ltd., H Shares	585,700	1,114,046
Total China		3,134,587
DENMARK—1.0%
Financials—1.0%
Tryg A/S	49,300	1,124,106
FINLAND—1.9%
Financials—1.1%
Nordea Bank Abp	121,400	1,197,000
Information Technology—0.8%
Nokia OYJ	181,800	946,920
Total Finland		2,143,920
FRANCE—5.6%
Consumer Discretionary—1.1%
LVMH Moet Hennessy Louis Vuitton SE	1,800	1,249,837
Consumer Staples—1.1%
Danone SA	21,700	1,196,519
Energy—1.4%
TotalEnergies SE, ADR	29,500	1,506,270
Health Care—1.2%
Sanofi	12,767	1,268,702
Industrials—0.8%
Alstom SA	38,322	910,749
Total France		6,132,077
GERMANY—2.7%
Financials—1.3%
Deutsche Boerse AG	8,000	1,396,523
Utilities—1.4%
RWE AG	37,900	1,559,128
Total Germany		2,955,651
Shares		Value

HONG KONG—0.8%
Financials—0.8%
Hong Kong Exchanges & Clearing Ltd.	18,700	$ 858,151
ITALY—1.6%
Utilities—1.6%
Enel SpA	340,000	1,714,030
JAPAN—2.0%
Financials—1.0%
Mitsubishi UFJ Financial Group, Inc.	199,500	1,124,081
Real Estate—1.0%
GLP J-REIT	800	1,052,123
Total Japan		2,176,204
NETHERLANDS—3.3%
Consumer Staples—1.3%
Heineken NV	14,600	1,439,368
Information Technology—2.0%
ASML Holding NV	1,900	1,092,040
BE Semiconductor Industries NV	21,400	1,148,789
		2,240,829
Total Netherlands		3,680,197
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	92,700	1,125,762
SINGAPORE—1.2%
Financials—1.2%
Oversea-Chinese Banking Corp. Ltd.	157,000	1,330,527
SOUTH KOREA—1.1%
Materials—1.1%
LG Chem Ltd.	2,540	1,183,016
SPAIN—1.3%
Industrials—1.3%
Ferrovial SA	54,242	1,452,499
SWITZERLAND—2.2%
Consumer Staples—1.0%
Nestle SA	8,900	1,090,493
Financials—1.2%
Zurich Insurance Group AG	3,150	1,375,064
Total Switzerland		2,465,557
TAIWAN—1.1%
Information Technology—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,212,176
UNITED KINGDOM—5.4%
Communication Services—1.2%
Vodafone Group PLC, ADR	89,700	1,323,972
Health Care—2.0%
AstraZeneca PLC, ADR	21,400	1,417,322
Dechra Pharmaceuticals PLC	17,500	787,546
		2,204,868
Industrials—1.1%
Melrose Industries PLC	640,726	1,261,243

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Materials—1.1%
Linde PLC	3,900	$ 1,181,060
Total United Kingdom		5,971,143
UNITED STATES—55.1%
Communication Services—1.8%
Alphabet, Inc., Class C(a)	17,600	2,052,864
Consumer Discretionary—8.1%
Aptiv PLC(a)	10,100	1,059,389
Genuine Parts Co.	9,100	1,391,117
Hanesbrands Inc.	60,600	677,508
Las Vegas Sands Corp.(a)	40,000	1,507,600
Lowe's Cos., Inc.	7,500	1,436,475
Target Corp.	9,400	1,535,772
TJX Cos., Inc. (The)	22,400	1,369,984
		8,977,845
Consumer Staples—4.1%
Coca-Cola Co. (The)	26,600	1,706,922
Kraft Heinz Co. (The)	32,300	1,189,609
Mondelez International, Inc., Class A	25,600	1,639,424
		4,535,955
Energy—1.6%
Williams Cos., Inc. (The)	51,700	1,762,453
Financials—6.1%
Bank of America Corp.	33,900	1,146,159
Blackstone, Inc., Class A	9,500	969,665
Goldman Sachs Group, Inc. (The)	3,800	1,266,882
Huntington Bancshares, Inc.	90,900	1,208,061
Intercontinental Exchange, Inc.	11,600	1,183,084
JPMorgan Chase & Co.	8,500	980,560
		6,754,411
Health Care—10.0%
AbbVie, Inc.	11,100	1,592,961
Baxter International, Inc.	17,400	1,020,684
Bristol-Myers Squibb Co.	18,000	1,328,040
CVS Health Corp.	12,000	1,148,160
Eli Lilly & Co.	4,300	1,417,667
Medtronic PLC	12,100	1,119,492
Merck & Co., Inc.	8,500	759,390
Roche Holding AG	4,000	1,328,018
UnitedHealth Group, Inc.	2,400	1,301,616
		11,016,028
Industrials—4.3%
FedEx Corp.	6,300	1,468,467
Norfolk Southern Corp.	4,400	1,105,148
Schneider Electric SE	9,400	1,300,056
Stanley Black & Decker, Inc.	9,600	934,368
		4,808,039
Shares		Value

Information Technology—13.3%
Amdocs Ltd.	12,900	$ 1,123,074
Analog Devices, Inc.	7,600	1,306,896
Apple, Inc.	23,800	3,867,738
Avast PLC(b)	173,900	984,756
Broadcom, Inc.	2,700	1,445,796
Cisco Systems, Inc.	26,800	1,215,916
Fidelity National Information Services, Inc.	16,400	1,675,424
Microsoft Corp.	11,000	3,088,140
		14,707,740
Materials—0.8%
Air Products & Chemicals, Inc.	3,400	843,982
Real Estate—2.2%
American Tower Corp., REIT	4,600	1,245,818
Gaming and Leisure Properties, Inc., REIT	22,800	1,185,372
		2,431,190
Utilities—2.8%
CMS Energy Corp.	11,300	776,649
FirstEnergy Corp.	25,700	1,056,270
NextEra Energy, Inc.	14,700	1,242,003
		3,074,922
Total United States		60,965,429
Total Common Stocks		105,270,419
PREFERRED STOCKS—1.2%
SOUTH KOREA—1.2%
Information Technology—1.2%
Samsung Electronics Co. Ltd.	32,000	1,406,388
Total Preferred Stocks		1,406,388
SHORT-TERM INVESTMENTS—3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	3,288,603	3,288,603
Total Short-Term Investments		3,288,603
Total Investments (Cost $93,756,240)—99.4%		109,965,410
Other Assets in Excess of Liabilities—0.6%		623,228
Net Assets—100.0%		$110,588,638

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Dynamic Dividend Fund

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/18/2022	State Street Bank and Trust	USD	2,664,573	EUR	2,600,000	$2,671,868	$(7,295)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—94.1%
AUSTRALIA—1.4%
Materials—1.4%
BHP Group Ltd.	13,100	$ 360,341
AUSTRIA—1.6%
Materials—1.6%
Mondi PLC	20,717	392,344
BRAZIL—6.5%
Consumer Discretionary—0.7%
MercadoLibre, Inc.(a)	216	175,761
Consumer Staples—1.7%
Raia Drogasil SA	103,404	419,284
Energy—1.0%
3R Petroleum Oleo E Gas SA(a)	36,636	240,884
Financials—0.9%
B3 SA - Brasil Bolsa Balcao	108,840	233,284
Industrials—2.2%
Localiza Rent a Car SA	27,310	304,078
WEG SA	47,903	259,601
		563,679
Total Brazil		1,632,892
CHILE—0.9%
Financials—0.9%
Banco Santander Chile, ADR	14,368	224,716
HONG KONG—0.7%
Financials—0.7%
Prudential PLC	14,414	177,788
INDIA—24.7%
Consumer Discretionary—1.0%
Maruti Suzuki India Ltd.	2,249	250,052
Consumer Staples—3.5%
Hindustan Unilever Ltd.	15,719	523,997
ITC Ltd.	90,480	347,956
		871,953
Energy—2.0%
Reliance Industries Ltd.	15,963	507,237
Financials—7.6%
Housing Development Finance Corp. Ltd.	24,330	737,685
Kotak Mahindra Bank Ltd.	23,596	542,996
Piramal Enterprises Ltd.	9,800	220,169
SBI Life Insurance Co. Ltd.(b)	24,690	404,337
		1,905,187
Health Care—1.2%
Syngene International Ltd.(b)	41,064	295,394
Industrials—1.0%
Larsen & Toubro Ltd.	11,200	256,122
Information Technology—2.7%
Infosys Ltd.	13,054	255,459
Tata Consultancy Services Ltd.	9,624	402,572
		658,031
Materials—2.3%
Asian Paints Ltd.	6,400	270,221
UltraTech Cement Ltd.	3,488	288,460
		558,681
Shares		Value

Real Estate—0.5%
Godrej Properties Ltd.(a)	6,800	$ 130,372
Utilities—2.9%
Azure Power Global Ltd.(a)	9,299	113,820
Power Grid Corp. of India Ltd.	155,647	421,895
ReNew Energy Global PLC, Class A(a)	27,438	186,304
		722,019
Total India		6,155,048
INDONESIA—2.5%
Financials—2.5%
Bank Central Asia Tbk PT(c)	699,400	347,784
Bank Rakyat Indonesia Persero Tbk PT(c)	951,600	280,905
		628,689
ISRAEL—0.8%
Information Technology—0.8%
Nova Ltd.(a)	1,867	196,688
ITALY—1.6%
Consumer Staples—1.6%
Coca-Cola HBC AG	16,131	397,010
MALAYSIA—1.0%
Health Care—1.0%
IHH Healthcare Bhd	175,900	252,922
MEXICO—5.1%
Consumer Staples—1.2%
Fomento Economico Mexicano SAB de CV, ADR	4,766	295,397
Financials—1.9%
Grupo Financiero Banorte SAB de CV, Class O	83,727	477,172
Industrials—0.7%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,800	184,604
Materials—1.3%
Grupo Mexico SAB de CV	79,341	314,437
Total Mexico		1,271,610
NETHERLANDS—2.1%
Information Technology—2.1%
ASM International NV	680	208,877
ASML Holding NV	561	322,439
		531,316
PERU—0.9%
Financials—0.9%
Credicorp Ltd.	1,825	236,155
PHILIPPINES—1.0%
Financials—1.0%
Bank of the Philippine Islands	141,110	238,179
POLAND—1.6%
Consumer Staples—0.6%
Dino Polska SA(a)(b)	1,997	156,145
Industrials—1.0%
InPost SA(a)	35,463	234,171
Total Poland		390,316

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH AFRICA—3.5%
Communication Services—1.7%
Kakao Corp.	3,619	$ 208,984
Vodacom Group, Ltd.	24,690	205,139
		414,123
Financials—0.9%
Sanlam Ltd.	67,015	220,088
Materials—0.9%
Anglo American Platinum Ltd.	2,985	228,981
Total South Africa		863,192
SOUTH KOREA—15.0%
Financials—1.4%
KB Financial Group, Inc., ADR	9,516	352,853
Health Care—1.1%
Samsung Biologics Co. Ltd.(a)(b)	402	267,759
Industrials—1.2%
Samsung Engineering Co. Ltd.(a)	19,920	301,518
Information Technology—9.5%
Samsung Electronics Co. Ltd., GDR	1,700	1,840,514
Samsung SDI Co. Ltd., GDR(b)(c)	2,237	245,310
SK Hynix, Inc., GDR(c)	3,932	296,879
		2,382,703
Materials—1.8%
LG Chem Ltd.	955	444,796
Total South Korea		3,749,629
TAIWAN—17.6%
Communication Services—0.3%
Sea Ltd., ADR(a)	1,102	84,105
Consumer Discretionary—2.8%
Makalot Industrial Co. Ltd.	35,000	165,858
momo.com, Inc.	10,600	290,558
Poya International Co. Ltd.	19,190	240,840
		697,256
Information Technology—14.5%
Chroma ATE, Inc.	41,000	236,716
Delta Electronics, Inc.	59,000	513,130
Globalwafers Co. Ltd.	11,000	166,632
Hon Hai Precision Industry Co. Ltd.	163,000	595,723
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	90,000	1,543,461
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,400	566,272
		3,621,934
Total Taiwan		4,403,295
THAILAND—3.8%
Energy—1.8%
PTT Exploration & Production PCL, Foreign Shares	99,400	446,907
Financials—1.2%
Kasikornbank PCL, Foreign Shares	76,700	307,461
Materials—0.8%
SCG Packaging PCL, Foreign Shares	146,200	205,100
Total Thailand		959,468
Shares		Value

TURKEY—1.1%
Consumer Staples—1.1%
Coca-Cola Icecek AS	33,694	$ 273,385
UNITED STATES—0.7%
Information Technology—0.7%
Globant SA(a)	870	173,339
Total Common Stocks		23,508,322
PREFERRED STOCKS—1.8%
BRAZIL—1.8%
Financials—1.8%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	134,258	445,736
Total Preferred Stocks		445,736
SHORT-TERM INVESTMENTS—7.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(d)	1,974,205	1,974,205
Total Short-Term Investments		1,974,205
Total Investments (Cost $28,574,936)—103.8%		25,928,263
Liabilities in Excess of Other Assets—(3.8%)		(961,018)
Net Assets—100.0%		$24,967,245

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—90.2%
AUSTRIA—1.4%
Materials—1.4%
Mondi PLC	2,276,198	$ 43,107,249
BRAZIL—3.9%
Consumer Discretionary—0.7%
MercadoLibre, Inc.(a)	24,648	20,056,324
Consumer Staples—0.8%
Raia Drogasil SA	5,876,935	23,829,864
Financials—0.9%
B3 SA - Brasil Bolsa Balcao	13,162,904	28,212,946
Industrials—1.5%
Rumo SA	7,646,337	25,920,788
WEG SA	3,562,404	19,305,736
		45,226,524
Total Brazil		117,325,658
CHILE—0.9%
Financials—0.9%
Banco Santander Chile, ADR	1,667,383	26,077,870
CHINA—31.3%
Communication Services—4.8%
Tencent Holdings Ltd.	3,685,500	142,440,194
Consumer Discretionary—10.6%
Alibaba Group Holding Ltd.(a)	10,920,300	122,782,048
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	1,160,803	36,257,692
JD.com, Inc., A Shares(b)	2,127,869	63,479,748
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	4,518,616	36,931,788
Shenzhou International Group Holdings Ltd.	2,363,700	24,861,777
Zhongsheng Group Holdings Ltd.	5,616,500	32,154,084
		316,467,137
Consumer Staples—3.6%
Budweiser Brewing Co. APAC Ltd.(c)	15,296,700	42,355,566
Foshan Haitian Flavouring & Food Co. Ltd., A Shares(b)	2,375,757	29,192,346
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	119,406	33,642,782
		105,190,694
Financials—1.9%
China Merchants Bank Co. Ltd., H Shares	10,310,500	55,710,702
Health Care—2.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	757,797	32,619,317
Wuxi Biologics Cayman, Inc.(a)(c)	5,349,500	51,206,023
		83,825,340
Industrials—2.9%
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	11,679,711	50,680,219
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	1,928,084	35,532,484
		86,212,703
Shares		Value

Information Technology—2.5%
LONGi Green Energy Technology Co. Ltd., A Shares(b)	6,492,417	$ 59,485,452
Yonyou Network Technology Co. Ltd., A Shares(b)	5,118,410	15,881,390
		75,366,842
Materials—1.0%
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect)(b)	926,574	29,454,991
Real Estate—1.2%
China Resources Land Ltd.	8,726,000	36,442,210
Total China		931,110,813
HONG KONG—3.2%
Financials—3.2%
AIA Group Ltd.	5,952,000	59,797,622
Hong Kong Exchanges & Clearing Ltd.	790,365	36,270,193
		96,067,815
INDIA—14.7%
Consumer Discretionary—0.9%
Maruti Suzuki India Ltd.	245,493	27,294,757
Consumer Staples—1.7%
Hindustan Unilever Ltd.	1,502,472	50,085,315
Financials—7.8%
Housing Development Finance Corp. Ltd.	3,474,128	105,335,417
Kotak Mahindra Bank Ltd.	2,481,912	57,114,238
SBI Life Insurance Co. Ltd.(c)	4,195,246	68,703,646
		231,153,301
Information Technology—1.9%
Tata Consultancy Services Ltd.	1,318,829	55,166,680
Materials—1.1%
UltraTech Cement Ltd.	409,920	33,900,688
Utilities—1.3%
Power Grid Corp. of India Ltd.	14,491,597	39,280,808
Total India		436,881,549
INDONESIA—3.4%
Financials—3.4%
Bank Central Asia Tbk PT(d)	122,740,500	61,033,928
Bank Rakyat Indonesia Persero Tbk PT(d)	133,331,444	39,358,482
		100,392,410
MEXICO—6.3%
Consumer Staples—1.4%
Fomento Economico Mexicano SAB de CV, ADR	675,283	41,854,041
Financials—2.1%
Grupo Financiero Banorte SAB de CV, Class O	10,746,375	61,245,191
Industrials—0.7%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	1,165,598	21,913,391
Materials—2.1%
Grupo Mexico SAB de CV	16,106,279	63,830,972
Total Mexico		188,843,595

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
NETHERLANDS—2.0%
Information Technology—2.0%
ASM International NV	80,170	$ 24,625,951
ASML Holding NV	60,836	34,965,970
		59,591,921
PERU—0.6%
Financials—0.6%
Credicorp Ltd.	128,378	16,612,113
PHILIPPINES—0.6%
Financials—0.6%
Bank of the Philippine Islands	10,876,794	18,358,908
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC, ADR(d)(e)(f)	986,507	–
Novatek PJSC(d)(e)(f)	3,278,243	–
		–
Financials—0.0%
Sberbank of Russia PJSC(d)(e)(f)	6,211,074	–
Total Russia		–
SOUTH AFRICA—3.1%
Communication Services—0.4%
Vodacom Group, Ltd.	1,333,433	11,078,970
Financials—0.9%
Sanlam Ltd.	8,726,170	28,658,155
Materials—1.8%
Anglo American Platinum Ltd.	684,987	52,545,726
Total South Africa		92,282,851
SOUTH KOREA—2.8%
Industrials—0.9%
Samsung Engineering Co. Ltd.(a)	1,701,617	25,756,436
Materials—1.9%
LG Chem Ltd.	123,656	57,593,337
Total South Korea		83,349,773
TAIWAN—12.4%
Communication Services—0.6%
Sea Ltd., ADR(a)	220,148	16,801,695
Information Technology—11.8%
Delta Electronics, Inc.	4,002,000	34,805,869
Hon Hai Precision Industry Co. Ltd.	13,646,000	49,872,657
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,584,017	267,259,114
		351,937,640
Total Taiwan		368,739,335
THAILAND—2.7%
Energy—1.7%
PTT Exploration & Production PCL, Foreign Shares	11,711,400	52,654,984
Financials—1.0%
Kasikornbank PCL, Foreign Shares	7,280,400	29,184,344
Total Thailand		81,839,328
Shares		Value

UNITED STATES—0.9%
Information Technology—0.9%
Globant SA(a)	129,678	$ 25,837,045
Total Common Stocks		2,686,418,233
PREFERRED STOCKS—8.9%
BRAZIL—1.9%
Financials—1.9%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	16,608,113	55,138,935
SOUTH KOREA—7.0%
Information Technology—7.0%
Samsung Electronics Co. Ltd.	4,765,867	209,458,083
Total Preferred Stocks		264,597,018
SHORT-TERM INVESTMENTS—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(g)	18,810,851	18,810,851
Total Short-Term Investments		18,810,851
Total Investments (Cost $3,221,128,026)—99.7%		2,969,826,102
Other Assets in Excess of Liabilities—0.3%		9,799,640
Net Assets—100.0%		$2,979,625,742

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(f)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—90.4%
AUSTRIA—1.6%
Materials—1.6%
Mondi PLC	108,883	$ 2,062,055
BRAZIL—5.8%
Consumer Discretionary—0.7%
MercadoLibre, Inc.(a)	1,169	951,227
Consumer Staples—2.4%
Adecoagro SA	165,278	1,355,280
Raia Drogasil SA	440,016	1,784,182
		3,139,462
Industrials—1.4%
WEG SA	338,310	1,833,403
Real Estate—1.3%
Multiplan Empreendimentos Imobiliarios SA	382,815	1,760,885
Total Brazil		7,684,977
CHILE—1.6%
Financials—1.6%
Banco Santander Chile, ADR	134,218	2,099,169
CHINA—32.1%
Communication Services—4.4%
Tencent Holdings Ltd.	153,100	5,917,133
Consumer Discretionary—8.3%
Alibaba Group Holding Ltd.(a)	485,300	5,456,455
JD.com, Inc., A Shares	60,050	1,791,445
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	247,229	2,020,665
Zhongsheng Group Holdings Ltd.	298,000	1,706,030
		10,974,595
Financials—1.8%
China Merchants Bank Co. Ltd., H Shares	432,500	2,336,926
Health Care—3.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	33,231	1,430,426
Wuxi Biologics Cayman, Inc.(a)(c)	299,500	2,866,848
		4,297,274
Industrials—8.9%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(b)	401,680	1,226,914
China Conch Environment Protection Holdings Ltd.(a)	327,500	259,324
China Conch Venture Holdings Ltd.	327,500	634,920
Contemporary Amperex Technology Co. Ltd., A Shares(a)(b)	28,200	2,142,696
Estun Automation Co. Ltd., A Shares(b)	679,094	2,860,395
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	300,916	1,305,725
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect)(b)	98,442	1,814,179
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	866,800	1,548,536
		11,792,689
Information Technology—4.7%
GDS Holdings Ltd., ADR(a)	12,700	351,536
GDS Holdings Ltd., A Shares(a)	213,800	732,302
Shares		Value

Glodon Co. Ltd., A Shares(b)	174,040	$ 1,198,895
Hundsun Technologies, Inc., A Shares(b)	255,097	$ 1,610,263
LONGi Green Energy Technology Co. Ltd., A Shares(b)	251,687	2,306,031
		6,199,027
Real Estate—0.8%
China Vanke Co. Ltd., H Shares	563,500	1,071,820
Total China		42,589,464
EGYPT—0.9%
Financials—0.9%
Commercial International Bank Egypt SAE(d)	571,323	1,145,883
HONG KONG—4.7%
Consumer Staples—1.2%
Vitasoy International Holdings Ltd.	1,024,000	1,543,061
Financials—3.5%
AIA Group Ltd.	264,100	2,653,319
Hong Kong Exchanges & Clearing Ltd.	43,800	2,010,001
		4,663,320
Total Hong Kong		6,206,381
INDIA—15.6%
Consumer Discretionary—1.4%
Crompton Greaves Consumer Electricals Ltd.	370,858	1,851,173
Consumer Staples—1.8%
Hindustan Unilever Ltd.	69,551	2,318,501
Financials—4.9%
Housing Development Finance Corp. Ltd.	155,046	4,700,988
Kotak Mahindra Bank Ltd.	78,910	1,815,892
		6,516,880
Health Care—1.1%
Syngene International Ltd.(c)	208,519	1,499,980
Information Technology—1.9%
Tata Consultancy Services Ltd.	60,260	2,520,679
Materials—1.1%
Asian Paints Ltd.	35,468	1,497,531
Utilities—3.4%
Power Grid Corp. of India Ltd.	1,309,326	3,549,049
ReNew Energy Global PLC, Class A(a)	136,209	924,859
		4,473,908
Total India		20,678,652
INDONESIA—2.2%
Consumer Discretionary—0.5%
Ace Hardware Indonesia Tbk PT(d)	14,031,300	671,648
Financials—1.7%
Bank Central Asia Tbk PT(d)	4,500,000	2,237,670
Total Indonesia		2,909,318
KAZAKHSTAN—0.8%
Financials—0.8%
Kaspi.KZ JSC, GDR(c)(d)	20,934	1,099,035
MEXICO—4.5%
Consumer Staples—1.9%
Arca Continental SAB de CV	373,038	2,578,904

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Emerging Markets Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Financials—2.6%
Grupo Financiero Banorte SAB de CV, Class O	606,085	$ 3,454,169
Total Mexico		6,033,073
NETHERLANDS—3.2%
Information Technology—2.3%
ASM International NV	4,559	1,400,396
ASML Holding NV	2,833	1,628,289
		3,028,685
Real Estate—0.9%
CTP NV(c)	99,768	1,282,991
Total Netherlands		4,311,676
PHILIPPINES—1.0%
Real Estate—1.0%
Ayala Land, Inc.	2,773,500	1,272,857
POLAND—0.9%
Consumer Discretionary—0.5%
Allegro.eu SA(a)(c)	127,724	694,679
Industrials—0.4%
InPost SA(a)	81,689	539,413
Total Poland		1,234,092
SOUTH AFRICA—1.3%
Financials—1.3%
Sanlam Ltd.	542,661	1,782,187
SOUTH KOREA—2.3%
Materials—2.3%
LG Chem Ltd.	6,507	3,030,664
TAIWAN—11.9%
Communication Services—0.6%
Sea Ltd., ADR(a)	10,777	822,501
Information Technology—11.3%
Chroma ATE, Inc.	246,000	1,420,299
Hon Hai Precision Industry Co. Ltd.	605,000	2,211,121
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	659,000	11,301,563
		14,932,983
Total Taiwan		15,755,484
Total Common Stocks		119,894,967
PREFERRED STOCKS—9.0%
BRAZIL—1.7%
Financials—1.7%
Banco Bradesco SA, Preferred Shares, ADR, 1.94%	666,141	2,211,588
SOUTH KOREA—7.3%
Information Technology—7.3%
Samsung Electronics Co. Ltd.	220,175	9,676,610
Total Preferred Stocks		11,888,198
Shares		Value
SHORT-TERM INVESTMENTS—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(e)	688,818	$ 688,818
Total Short-Term Investments		688,818
Total Investments (Cost $166,603,413)—99.9%		132,471,983
Other Assets in Excess of Liabilities—0.1%		133,297
Net Assets—100.0%		$132,605,280

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
COMMON STOCKS—105.2%
AUSTRALIA—2.7%
Real Estate—2.7%
Goodman Group, REIT	96,600	$ 1,413,747
BELGIUM—1.7%
Materials—1.7%
Umicore SA	24,727	895,671
BRAZIL—1.3%
Financials—1.3%
Banco Bradesco SA	238,792	667,811
CHINA—2.6%
Health Care—2.6%
Wuxi Biologics Cayman, Inc.(a)(b)	139,500	1,335,310
DENMARK—6.4%
Health Care—4.2%
Novo Nordisk AS, Class B	18,545	2,160,006
Industrials—1.1%
Vestas Wind Systems AS	21,030	552,746
Utilities—1.1%
Orsted AS(a)	4,884	568,579
Total Denmark		3,281,331
FRANCE—2.4%
Financials—2.4%
AXA SA	52,749	1,215,470
HONG KONG—4.0%
Financials—4.0%
AIA Group Ltd.	206,700	2,076,641
INDIA—5.7%
Financials—3.9%
Housing Development Finance Corp. Ltd.	65,911	1,998,419
Utilities—1.8%
Azure Power Global Ltd.(b)	75,631	925,723
Total India		2,924,142
INDONESIA—2.5%
Financials—2.5%
Bank Rakyat Indonesia Persero Tbk PT	4,318,795	1,274,877
ISRAEL—1.0%
Industrials—1.0%
Kornit Digital Ltd.(b)	19,567	532,418
KENYA—3.3%
Communication Services—3.3%
Safaricom PLC	6,756,780	1,676,409
NETHERLANDS—6.1%
Information Technology—2.8%
ASML Holding NV	2,500	1,436,895
Materials—3.3%
Koninklijke DSM NV	10,631	1,702,544
Total Netherlands		3,139,439
REPUBLIC OF IRELAND—1.6%
Industrials—1.6%
Kingspan Group PLC	12,641	818,228
Shares		Value

SOUTH KOREA—4.1%
Information Technology—4.1%
Samsung SDI Co. Ltd.	4,777	$ 2,099,728
TAIWAN—1.7%
Industrials—1.7%
Voltronic Power Technology Corp.	17,610	864,954
UNITED KINGDOM—8.1%
Health Care—4.3%
AstraZeneca PLC	16,926	2,226,466
Industrials—2.7%
RELX PLC	47,320	1,401,119
Utilities—1.1%
SSE PLC	25,179	543,826
Total United Kingdom		4,171,411
UNITED STATES—50.0%
Consumer Discretionary—1.1%
Coursera, Inc.(b)	41,868	581,547
Financials—3.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,437	1,278,921
Live Oak Bancshares, Inc.	17,120	644,397
		1,923,318
Health Care—11.9%
GSK PLC	49,905	1,048,514
Insulet Corp.(b)	5,261	1,303,676
Merck & Co., Inc.	14,828	1,324,733
UnitedHealth Group, Inc.	4,520	2,451,377
		6,128,300
Industrials—12.8%
Johnson Controls International PLC	18,872	1,017,390
Schneider Electric SE	13,822	1,911,636
Shoals Technologies Group, Inc., Class A(b)	48,791	1,152,931
Tetra Tech, Inc.	16,268	2,493,396
		6,575,353
Information Technology—4.1%
Analog Devices, Inc.	12,094	2,079,684
Materials—2.7%
Crown Holdings, Inc.	13,793	1,402,472
Real Estate—10.7%
American Tower Corp., REIT	5,403	1,463,295
Equinix, Inc.	2,422	1,704,458
Prologis, Inc., REIT	17,606	2,333,851
		5,501,604
Utilities—3.0%
NextEra Energy, Inc.	18,085	1,528,002
Total United States		25,720,280
Total Common Stocks		54,107,867

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Global Equity Impact Fund

Shares		Value
SHORT-TERM INVESTMENTS—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	284,945	$ 284,945
Total Short-Term Investments		284,945
Total Investments (Cost $48,656,409)—105.7%		54,392,812
Liabilities in Excess of Other Assets—(5.7%)		(2,955,746)
Net Assets—100.0%		$51,437,066

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—97.2%
ARGENTINA—1.8%
Industrials—1.0%
Corp. America Airports SA(a)	95,600	$ 504,768
Materials—0.8%
Loma Negra Cia Industrial Argentina SA, ADR	75,800	447,220
Total Argentina		951,988
BRAZIL—5.6%
Industrials—4.3%
CCR SA	586,300	1,471,954
Rumo SA	253,400	859,016
		2,330,970
Utilities—1.3%
Omega Energia SA(a)	294,907	701,631
Total Brazil		3,032,601
CANADA—6.0%
Energy—3.1%
Enbridge, Inc.	37,000	1,661,684
Industrials—2.9%
Canadian Pacific Railway Ltd.	19,700	1,553,739
Total Canada		3,215,423
CHINA—2.1%
Industrials—1.0%
COSCO SHIPPING Ports Ltd.	733,775	547,779
Information Technology—0.4%
GDS Holdings Ltd., ADR(a)	7,900	218,672
Utilities—0.7%
Beijing Enterprises Water Group Ltd.	1,154,000	349,870
Total China		1,116,321
COLOMBIA—0.9%
Communication Services—0.9%
Millicom International Cellular SA(a)	29,410	462,445
FRANCE—9.7%
Industrials—5.7%
Eiffage SA	11,000	1,032,229
Getlink SE	37,600	752,539
Vinci SA	13,200	1,265,335
		3,050,103
Utilities—4.0%
Engie SA	93,100	1,151,865
Veolia Environnement SA	40,000	1,000,433
		2,152,298
Total France		5,202,401
GERMANY—4.9%
Communication Services—1.2%
Vantage Towers AG	21,845	648,279
Industrials—0.9%
Fraport AG Frankfurt Airport Services Worldwide(a)	10,900	498,486
Utilities—2.8%
RWE AG	37,000	1,522,104
Total Germany		2,668,869
Shares		Value

INDIA—0.7%
Utilities—0.7%
Azure Power Global Ltd.(a)	32,000	$ 391,680
INDONESIA—1.3%
Communication Services—1.3%
Sarana Menara Nusantara Tbk PT(b)	8,709,800	690,160
ITALY—6.0%
Communication Services—1.2%
Infrastrutture Wireless Italiane SpA(c)	63,300	665,180
Industrials—1.9%
Atlantia SpA	43,800	1,012,246
Materials—1.1%
Buzzi Unicem SpA	31,200	570,432
Utilities—1.8%
Enel SpA	191,200	963,890
Total Italy		3,211,748
JAPAN—0.6%
Industrials—0.6%
East Japan Railway Co.	6,100	318,462
LUXEMBOURG—1.0%
Communication Services—1.0%
SES SA	74,100	559,214
MALAYSIA—1.4%
Industrials—1.4%
Malaysia Airports Holdings Bhd(a)	550,100	772,856
MEXICO—1.3%
Industrials—1.3%
Promotora y Operadora de Infraestructura SAB de CV	96,400	697,506
NORWAY—1.0%
Communication Services—1.0%
Telenor ASA	46,300	562,274
PHILIPPINES—2.1%
Industrials—2.1%
International Container Terminal Services, Inc.	318,200	1,121,008
SPAIN—10.0%
Communication Services—2.9%
Cellnex Telecom SA(c)	35,200	1,574,464
Industrials—4.8%
Aena SME SA(a)(c)	8,400	1,062,513
Ferrovial SA	56,791	1,520,756
		2,583,269
Utilities—2.3%
EDP Renovaveis SA	47,300	1,230,239
Total Spain		5,387,972
TANZANIA—1.7%
Communication Services—1.7%
Helios Towers PLC(a)	525,000	923,023
UNITED KINGDOM—5.2%
Communication Services—1.4%
Vodafone Group PLC	502,900	741,102
Industrials—1.2%
National Express Group PLC(a)	295,500	662,039

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Utilities—2.6%
National Grid PLC, ADR	11,200	$ 779,632
SSE PLC	28,900	624,194
		1,403,826
Total United Kingdom		2,806,967
UNITED STATES—33.9%
Communication Services—1.4%
DISH Network Corp., Class A(a)	15,200	264,024
Verizon Communications, Inc.	11,000	508,090
		772,114
Consumer Discretionary—0.4%
TravelCenters of America, Inc.(a)	5,400	225,288
Energy—6.1%
Kinder Morgan, Inc.	91,700	1,649,683
Williams Cos., Inc. (The)	47,000	1,602,230
		3,251,913
Industrials—6.8%
CoreCivic, Inc., REIT(a)	31,000	333,870
Dycom Industries, Inc.(a)	6,200	639,592
GEO Group, Inc., REIT(a)	13,600	89,216
Norfolk Southern Corp.	3,400	853,978
Union Pacific Corp.	4,400	1,000,120
Waste Connections, Inc.	5,700	760,209
		3,676,985
Real Estate—4.7%
American Tower Corp., REIT	5,100	1,381,233
Crown Castle International Corp., REIT	6,400	1,156,224
		2,537,457
Utilities—14.5%
American Electric Power Co., Inc.(d)	9,500	936,320
Shares		Value

CenterPoint Energy, Inc.	34,400	$ 1,090,136
Clearway Energy, Inc., Class C	20,600	$ 773,324
CMS Energy Corp.	15,900	1,092,807
FirstEnergy Corp.	26,400	1,085,040
NextEra Energy Partners LP	8,800	728,112
NextEra Energy, Inc.	15,100	1,275,799
Vistra Corp.	32,000	827,200
		7,808,738
Total United States		18,272,495
Total Common Stocks		52,365,413
SHORT-TERM INVESTMENTS—2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(e)	1,172,772	1,172,772
Total Short-Term Investments		1,172,772
Total Investments (Cost $47,034,436)—99.4%		53,538,185
Other Assets in Excess of Liabilities—0.6%		320,216
Net Assets—100.0%		$53,858,401

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the security has been designated as collateral for the line of credit.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
HKD	Hong Kong Dollar
USD	U.S. Dollar

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Hong Kong Dollar
10/18/2022	Citibank N.A.	USD	958,243	HKD	7,500,000	$957,320	$923

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn International Real Estate Equity Fund

	Shares	Value
COMMON STOCKS—94.8%
AUSTRALIA—6.9%
Real Estate—6.9%
Charter Hall Group	13,133	$ 118,684
Dexus, REIT	63,249	425,033
Lendlease Corp. Ltd.	15,856	114,871
Mirvac Group, REIT	247,738	375,320
		1,033,908
BELGIUM—3.3%
Real Estate—3.3%
Aedifica SA, REIT	1,531	158,957
Cofinimmo SA, REIT	1,581	177,924
Warehouses De Pauw CVA, REIT	4,751	161,506
		498,387
BRAZIL—0.4%
Consumer Discretionary—0.4%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,048	61,142
CANADA—2.7%
Real Estate—2.7%
Allied Properties Real Estate Investment Trust	5,864	156,474
Canadian Apartment Properties, REIT	6,464	244,870
		401,344
CHINA—4.8%
Real Estate—4.8%
China Overseas Land & Investment Ltd.	124,500	344,046
China Resources Land Ltd.	89,971	375,744
		719,790
FRANCE—2.2%
Real Estate—2.2%
Gecina SA, REIT	1,315	134,828
Unibail-Rodamco-Westfield(a)	3,385	192,216
		327,044
GERMANY—6.1%
Real Estate—6.1%
Instone Real Estate Group SE(b)	9,946	108,969
LEG Immobilien SE	2,490	226,205
TAG Immobilien AG	7,479	82,824
Vonovia SE	14,842	494,532
		912,530
HONG KONG—8.1%
Real Estate—8.1%
CK Asset Holdings Ltd.	62,000	438,943
Link REIT	41,761	349,721
Sun Hung Kai Properties Ltd.	36,311	433,449
		1,222,113
JAPAN—26.0%
Real Estate—26.0%
Comforia Residential REIT, Inc.	105	265,207
CRE Logistics REIT, Inc., REIT(a)	213	325,956
Japan Hotel REIT Investment Corp.	543	281,793
Mitsubishi Estate Co., Ltd.	40,800	605,946
Mitsubishi Estate Logistics REIT Investment Corp., REIT(a)	56	200,766
Mitsui Fudosan Co. Ltd., REIT	34,350	767,702
	Shares	Value

Mori Hills REIT Investment Corp., REIT	161	$ 185,025
Nippon Building Fund, Inc., REIT	108	$ 572,913
Orix JREIT, Inc.	256	367,274
Tokyu Fudosan Holdings Corp.	60,500	327,846
		3,900,428
MEXICO—2.8%
Real Estate—2.8%
Corp Inmobiliaria Vesta SAB de CV, REIT	111,276	218,016
Prologis Property Mexico SA de CV, REIT	74,524	208,706
		426,722
NETHERLANDS—0.6%
Real Estate—0.6%
CTP NV(b)	6,864	88,269
PHILIPPINES—1.1%
Real Estate—1.1%
Ayala Land, Inc.	279,392	128,223
Megaworld Corp.	1,019,705	41,850
		170,073
SINGAPORE—9.5%
Real Estate—9.5%
Ascendas India Trust, UNIT	226,500	190,574
CapitaLand Integrated Commercial Trust, REIT	200,700	317,050
Capitaland Investment Ltd.(a)	146,800	417,694
Daiwa House Logistics Trust, REIT(a)	457,400	236,746
Lendlease Global Commercial REIT	448,200	271,318
		1,433,382
SPAIN—2.3%
Real Estate—2.3%
Inmobiliaria Colonial Socimi SA, REIT	22,300	147,748
Merlin Properties Socimi SA	18,241	195,650
		343,398
SWEDEN—2.1%
Real Estate—2.1%
Castellum AB	4,074	65,314
Catena AB	2,557	117,171
Fabege AB, REIT	12,591	129,244
		311,729
UNITED KINGDOM—10.1%
Real Estate—10.1%
Land Securities Group PLC	29,489	263,515
LondonMetric Property PLC, REIT	66,704	203,405
Safestore Holdings PLC, REIT	15,664	218,115
Segro PLC	48,743	652,083
South Asian Real Estate Pvt. Ltd.(a)(b)(c)(d)	2,000,000	2
UNITE Group PLC, REIT	12,420	177,076
		1,514,196
UNITED STATES—5.8%
Real Estate—5.8%
American Tower Corp., REIT	389	105,353
Equinix, Inc.	131	92,190
Mid-America Apartment Communities, Inc., REIT	704	130,754

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn International Real Estate Equity Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Prologis, Inc., REIT	3,063	$ 406,031
Public Storage	404	131,870
		866,198
Total Common Stocks		14,230,653
SHORT-TERM INVESTMENTS—3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(e)	538,286	538,286
Total Short-Term Investments		538,286
Total Investments (Cost $27,869,495)—98.4%		14,768,939
Other Assets in Excess of Liabilities—1.6%		242,913
Net Assets—100.0%		$15,011,852

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(d)	Illiquid security.
(e)	Registered investment company advised by Fidelity Management & Research Company. The rate shown is the 7-day yield as of July 31, 2022.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—96.2%
AUSTRALIA—6.4%
Consumer Discretionary—3.8%
ARB Corp. Ltd.	145,422	$ 3,414,800
IDP Education Ltd.	239,400	4,816,697
		8,231,497
Financials—2.6%
Steadfast Group Ltd.	1,489,195	5,583,053
Total Australia		13,814,550
BELGIUM—1.9%
Industrials—1.9%
Azelis Group NV	189,607	4,139,307
CANADA—4.6%
Consumer Staples—2.6%
Jamieson Wellness, Inc.(a)	191,509	5,563,340
Industrials—2.0%
Ritchie Bros Auctioneers, Inc.	60,611	4,368,744
Total Canada		9,932,084
FRANCE—4.9%
Consumer Staples—2.9%
Interparfums SA	124,201	6,230,955
Energy—2.0%
Gaztransport Et Technigaz SA	31,904	4,400,327
Total France		10,631,282
GERMANY—5.4%
Communication Services—3.6%
CTS Eventim AG & Co. KGaA(b)	140,100	7,717,167
Financials—1.8%
Hypoport SE(b)	19,000	3,949,182
Total Germany		11,666,349
HONG KONG—2.9%
Industrials—2.9%
Pacific Basin Shipping Ltd.	12,911,800	6,174,885
INDIA—10.2%
Communication Services—2.9%
Affle India Ltd.(b)	470,370	6,336,962
Health Care—4.6%
Sanofi India Ltd.	50,023	3,999,058
Syngene International Ltd.(a)	812,883	5,847,469
		9,846,527
Information Technology—2.7%
WNS Holdings Ltd., ADR(b)	65,853	5,710,114
Total India		21,893,603
INDONESIA—1.2%
Consumer Discretionary—1.2%
Ace Hardware Indonesia Tbk PT	55,980,500	2,679,667
ISRAEL—4.3%
Consumer Discretionary—1.7%
Maytronics Ltd.	283,719	3,738,645
Information Technology—2.6%
Nova Ltd.(b)	53,156	5,599,985
Total Israel		9,338,630
Shares		Value

JAPAN—8.8%
Industrials—8.8%
Daiseki Co Ltd	156,400	$ 4,649,303
Nabtesco Corp.	225,500	5,404,367
SHO-BOND Holdings Co. Ltd.	101,000	4,468,694
TechnoPro Holdings, Inc.	194,800	4,526,907
		19,049,271
MEXICO—3.3%
Industrials—3.3%
Grupo Aeroportuario del Sureste SAB de CV, B Shares	379,803	7,140,345
NETHERLANDS—1.1%
Information Technology—1.1%
BE Semiconductor Industries NV	42,536	2,283,406
POLAND—3.2%
Consumer Staples—3.2%
Dino Polska SA(a)(b)	88,609	6,928,313
SOUTH KOREA—5.9%
Materials—5.9%
Chunbo Co. Ltd.	35,400	6,459,406
Hansol Chemical Co. Ltd.	36,542	6,187,420
		12,646,826
SWEDEN—5.2%
Communication Services—2.7%
Hemnet Group AB	380,300	5,764,198
Financials—2.5%
Nordnet AB publ	396,900	5,331,369
Total Sweden		11,095,567
SWITZERLAND—1.8%
Health Care—1.8%
SKAN Group AG	67,000	3,791,826
TAIWAN—4.6%
Industrials—1.9%
Voltronic Power Technology Corp.	83,500	4,101,288
Information Technology—2.7%
Chroma ATE, Inc.	994,000	5,738,931
Total Taiwan		9,840,219
UNITED KINGDOM—12.8%
Communication Services—1.6%
Future PLC	155,260	3,478,647
Consumer Discretionary—2.6%
Games Workshop Group PLC	59,801	5,659,732
Health Care—5.8%
Dechra Pharmaceuticals PLC	162,629	7,318,735
Genus PLC	146,057	5,047,899
		12,366,634
Information Technology—2.8%
Endava PLC, ADR(b)	59,721	6,091,542
Total United Kingdom		27,596,555

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES—6.3%
Health Care—3.1%
Inmode Ltd.(b)	110,885	$ 3,685,817
PolyPeptide Group AG(a)(b)	62,300	2,956,486
		6,642,303
Information Technology—3.2%
CyberArk Software Ltd.(b)	53,783	6,998,782
Total United States		13,641,085
VIETNAM—1.4%
Information Technology—1.4%
FPT Corp.	816,840	2,927,440
Total Common Stocks		207,211,210
PREFERRED STOCKS—1.0%
GERMANY—1.0%
Industrials—1.0%
Jungheinrich AG	81,488	2,218,062
Total Preferred Stocks		2,218,062
SHORT-TERM INVESTMENTS—2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	6,371,734	6,371,734
Total Short-Term Investments		6,371,734
Total Investments (Cost $243,407,753)—100.1%		215,801,006
Liabilities in Excess of Other Assets—(0.1%)		(259,168)
Net Assets—100.0%		$215,541,838

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—109.0%
AUSTRALIA—10.0%
Financials—2.2%
Steadfast Group Ltd.	550,267	$ 2,062,973
Health Care—4.6%
Cochlear Ltd.	29,113	4,388,112
Real Estate—3.2%
Goodman Group, REIT	208,419	3,050,225
Total Australia		9,501,310
BELGIUM—0.9%
Industrials—0.9%
Azelis Group NV	39,800	868,873
BRAZIL—5.2%
Consumer Discretionary—1.6%
MercadoLibre, Inc.(a)	1,848	1,503,736
Consumer Staples—3.6%
Raia Drogasil SA	838,721	3,400,856
Total Brazil		4,904,592
CANADA—1.4%
Financials—1.4%
CI Financial Corp.	111,945	1,290,311
CHINA—3.1%
Health Care—3.1%
Wuxi Biologics Cayman, Inc.(a)(b)	305,500	2,924,281
DENMARK—13.5%
Financials—2.8%
Tryg A/S	116,242	2,650,474
Health Care—6.2%
Genmab AS(a)	10,058	3,578,836
Novo Nordisk AS, Class B	19,400	2,259,591
		5,838,427
Information Technology—2.4%
SimCorp A/S	30,727	2,293,410
Utilities—2.1%
Orsted AS(b)	17,083	1,988,745
Total Denmark		12,771,056
FRANCE—4.2%
Consumer Staples—4.2%
L'Oreal SA	10,573	3,997,200
HONG KONG—4.6%
Financials—4.6%
AIA Group Ltd.	436,200	4,382,346
INDIA—5.6%
Financials—3.9%
Housing Development Finance Corp. Ltd.	120,969	3,667,775
Materials—1.7%
Asian Paints Ltd.	38,437	1,622,888
Total India		5,290,663
ISRAEL—3.4%
Consumer Staples—3.4%
Strauss Group Ltd.	119,358	3,171,501
Shares		Value

JAPAN—9.8%
Consumer Discretionary—2.4%
Sony Group Corp.	26,200	$ 2,222,491
Health Care—2.7%
Chugai Pharmaceutical Co. Ltd.	91,400	2,567,681
Industrials—2.0%
Nabtesco Corp.	80,200	1,922,085
Information Technology—2.7%
Keyence Corp.	6,400	2,536,590
Total Japan		9,248,847
LATVIA—0.0%
Financials—0.0%
AS Parex Banka(a)(c)(d)(e)	1,424,182	–
NETHERLANDS—8.7%
Information Technology—5.6%
Adyen NV(a)(b)	1,278	2,298,832
ASML Holding NV	5,093	2,927,242
		5,226,074
Materials—3.1%
Koninklijke DSM NV	18,441	2,953,309
Total Netherlands		8,179,383
NEW ZEALAND—1.7%
Information Technology—1.7%
Xero Ltd.(a)	24,174	1,592,552
SINGAPORE—2.7%
Financials—2.7%
DBS Group Holdings Ltd.	113,900	2,599,010
SOUTH KOREA—2.0%
Information Technology—2.0%
Samsung SDI Co. Ltd.	4,298	1,889,184
SWEDEN—5.1%
Consumer Discretionary—2.2%
Thule Group AB(b)	71,014	2,061,664
Industrials—2.9%
Atlas Copco AB, A Shares	237,795	2,779,671
Total Sweden		4,841,335
SWITZERLAND—4.4%
Consumer Staples—4.4%
Nestle SA	33,873	4,150,366
TAIWAN—4.1%
Information Technology—4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,263	3,916,390
UNITED KINGDOM—13.3%
Health Care—2.8%
Dechra Pharmaceuticals PLC	59,540	2,679,457
Industrials—2.4%
Spirax-Sarco Engineering PLC	15,213	2,219,713
Information Technology—2.2%
AVEVA Group PLC	70,456	2,038,327

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn International Sustainable Leaders Fund

Shares		Value
COMMON STOCKS (continued)
UNITED KINGDOM (continued)
Materials—5.9%
Croda International PLC	32,231	$ 2,947,525
Linde PLC	8,733	2,644,665
		5,592,190
Total United Kingdom		12,529,687
UNITED STATES—5.3%
Health Care—2.4%
ResMed, Inc.	9,500	2,284,940
Industrials—2.9%
Schneider Electric SE	19,952	2,759,438
Total United States		5,044,378
Total Common Stocks		103,093,265
SHORT-TERM INVESTMENTS—2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(f)	1,997,128	1,997,128
Total Short-Term Investments		1,997,128
Total Investments (Cost $124,983,641)—111.1%		105,090,393
Liabilities in Excess of Other Assets—(11.1%)		(10,524,737)
Net Assets—100.0%		$94,565,656

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(e)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2022.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Realty Income & Growth Fund

	Shares	Value
COMMON STOCKS—98.1%
UNITED STATES—98.1%
Diversified REITs—1.0%
STORE Capital Corp.	17,427	$ 505,732
Health Care REITs—8.4%
Omega Healthcare Investors, Inc.	26,900	833,900
Ventas, Inc.	21,353	1,148,364
Welltower, Inc.	25,158	2,172,142
		4,154,406
Hotel & Resort REITs—3.6%
DiamondRock Hospitality Co.(a)	66,633	618,354
Host Hotels & Resorts, Inc.	64,040	1,140,553
		1,758,907
Industrial REITs—15.5%
Americold Realty Trust, Inc.	24,136	790,454
Duke Realty Corp.	20,000	1,251,200
Prologis, Inc.	35,716	4,734,513
STAG Industrial, Inc.	26,382	864,802
		7,640,969
Office REITs—5.4%
Boston Properties, Inc.	11,677	1,064,475
Cousins Properties, Inc.	21,418	660,745
Highwoods Properties, Inc.	13,684	486,740
Kilroy Realty Corp.	8,639	468,061
		2,680,021
Residential REITs—19.6%
American Homes 4 Rent, Class A	21,324	807,753
AvalonBay Communities, Inc.	7,803	1,669,374
Camden Property Trust	6,982	985,160
Equity LifeStyle Properties, Inc.	3,895	286,360
Equity Residential	20,972	1,643,995
Invitation Homes, Inc.	40,912	1,596,795
Mid-America Apartment Communities, Inc.	7,417	1,377,560
Sun Communities, Inc.	7,806	1,279,872
		9,646,869
Retail REITs—17.3%
Brixmor Property Group, Inc.	35,109	813,827
Kimco Realty Corp.	47,525	1,050,778
National Retail Properties, Inc.	25,679	1,222,577
Realty Income Corp.	35,893	2,655,723
Simon Property Group, Inc.	9,531	1,035,448
SITE Centers Corp.	42,560	621,801
Spirit Realty Capital, Inc.	24,823	1,100,652
		8,500,806
Specialized REITs—27.3%
American Tower Corp.	2,764	748,574
Digital Realty Trust, Inc.	10,066	1,333,242
Equinix, Inc.	3,638	2,560,206
Extra Space Storage, Inc.	8,422	1,596,137
Gaming and Leisure Properties, Inc., REIT	22,470	1,168,215
Life Storage, Inc.	6,197	780,140
Public Storage	8,677	2,832,260
	Shares	Value

SBA Communications Corp.	1,850	$ 621,212
VICI Properties, Inc.	53,701	1,836,037
		13,476,023
Total United States		48,363,733
Total Common Stocks		48,363,733
SHORT-TERM INVESTMENTS—1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(b)	924,802	924,802
Total Short-Term Investments		924,802
Total Investments (Cost $37,196,006)—100.0%		49,288,535
Liabilities in Excess of Other Assets—(0.0%)		(11,208)
Net Assets—100.0%		$49,277,327

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—98.4%
CANADA—7.5%
Consumer Discretionary—1.6%
Aritzia, Inc.(a)	402,794	$ 12,707,725
Consumer Staples—1.6%
Jamieson Wellness, Inc.(b)	446,463	12,969,758
Financials—2.6%
CI Financial Corp.	1,136,100	13,095,026
TMX Group Ltd.	73,772	7,569,328
		20,664,354
Industrials—1.7%
ATS Automation Tooling Systems, Inc.(a)	417,285	13,213,781
Total Canada		59,555,618
INDIA—2.4%
Information Technology—2.4%
WNS Holdings Ltd., ADR(a)	221,761	19,228,896
UNITED STATES—88.5%
Communication Services—2.3%
Cogent Communications Holdings, Inc.	121,375	7,744,939
TechTarget, Inc.(a)	159,378	10,389,852
		18,134,791
Consumer Discretionary—11.7%
Dorman Products, Inc.(a)	164,371	16,616,264
Fiverr International, Ltd.(a)	212,750	6,825,020
LCI Industries	99,633	13,459,422
LGI Homes, Inc.(a)	118,519	13,368,943
Monro, Inc.	248,755	12,475,063
National Vision Holdings, Inc.(a)	382,077	11,133,724
Stride, Inc.(a)	432,751	19,335,315
		93,213,751
Consumer Staples—4.5%
elf Beauty, Inc.(a)	492,226	16,504,338
Hostess Brands, Inc.(a)	858,592	19,421,351
		35,925,689
Energy—1.7%
ChampionX Corp.	637,426	13,315,829
Financials—17.1%
American Equity Investment Life Holding Co.	300,676	11,293,391
Axos Financial, Inc.(a)	207,447	8,662,987
Donnelley Financial Solutions, Inc.(a)	400,263	13,604,939
First Interstate BancSystem, Inc., Class A	470,051	19,168,680
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	283,038	10,214,841
Live Oak Bancshares, Inc.	253,617	9,546,144
PJT Partners, Inc., Class A	215,495	15,403,583
PRA Group, Inc.(a)	433,049	17,252,672
Seacoast Banking Corp. of Florida	445,631	15,944,677
Wintrust Financial Corp.	184,182	15,847,019
		136,938,933
Health Care—8.7%
CONMED Corp.	94,039	9,181,028
CryoPort, Inc.(a)	301,123	11,201,776
Health Catalyst, Inc.(a)	519,565	8,697,518
Heska Corp.(a)	129,588	11,856,006
Shares		Value

Integer Holdings Corp.(a)	215,854	$ 15,086,036
Ligand Pharmaceuticals, Inc.(a)	144,684	$ 13,315,268
		69,337,632
Industrials—22.5%
Ameresco, Inc., Class A(a)	272,590	15,597,600
ArcBest Corp.	172,990	15,326,914
Atkore, Inc.(a)	239,636	23,788,666
AZEK Co., Inc. (The)(a)	617,494	12,769,776
Brady Corp., Class A	238,043	11,390,357
Casella Waste Systems, Inc., Class A(a)	202,650	16,404,517
EnPro Industries, Inc.	126,095	11,787,361
Helios Technologies, Inc.	188,354	12,962,522
Hub Group, Inc., Class A(a)	185,509	14,172,888
Parsons Corp.(a)	185,543	8,021,024
RBC Bearings, Inc.(a)	53,689	12,670,604
Shyft Group, Inc.	443,067	11,493,158
Werner Enterprises, Inc.	304,811	13,399,491
		179,784,878
Information Technology—13.0%
Cohu, Inc.(a)	548,850	15,686,133
CyberArk Software Ltd.(a)	109,713	14,276,953
Domo, Inc., Class B(a)	241,717	6,770,493
Onto Innovation, Inc.(a)	218,718	18,208,274
Perficient, Inc.(a)	207,447	21,889,807
Verint Systems, Inc.(a)	416,206	19,008,128
Workiva, Inc.(a)	120,592	7,898,776
		103,738,564
Materials—6.0%
Graphic Packaging Holding Co.	923,608	20,550,278
Materion Corp.	272,785	22,352,003
Ranpak Holdings Corp.(a)	997,360	5,096,510
		47,998,791
Utilities—1.0%
ONE Gas, Inc.	98,310	8,350,451
Total United States		706,739,309
Total Common Stocks		785,523,823
SHORT-TERM INVESTMENTS—1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	14,435,895	14,435,895
Total Short-Term Investments		14,435,895
Total Investments (Cost $885,684,883)—100.2%		799,959,718
Liabilities in Excess of Other Assets—(0.2%)		(1,492,432)
Net Assets—100.0%		$798,467,286

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

Shares		Value
COMMON STOCKS—97.9%
CANADA—10.6%
Consumer Staples—3.4%
Jamieson Wellness, Inc.(a)	446,372	$ 12,967,114
Financials—2.4%
CI Financial Corp.	790,952	9,116,748
Industrials—4.8%
ATS Automation Tooling Systems, Inc.(b)	200,694	6,355,192
Canadian National Railway Co.	97,492	12,350,287
		18,705,479
Total Canada		40,789,341
IRELAND—3.7%
Health Care—3.7%
ICON PLC(b)	59,706	14,404,073
ISRAEL—3.5%
Information Technology—3.5%
NICE Ltd., ADR(b)	62,974	13,477,695
UNITED STATES—80.1%
Communication Services—2.1%
Cable One, Inc.	5,903	8,126,542
Consumer Discretionary—5.1%
Burlington Stores, Inc.(b)	56,701	8,002,212
Hanesbrands Inc.	301,148	3,366,835
Pool Corp.	22,950	8,209,215
		19,578,262
Consumer Staples—2.7%
Colgate-Palmolive Co.	131,123	10,324,625
Energy—2.8%
New Fortress Energy, Inc.	218,182	10,684,373
Financials—11.0%
American Express Co.	59,275	9,129,535
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	131,722	4,753,847
Live Oak Bancshares, Inc.	105,883	3,985,436
LPL Financial Holdings, Inc.	80,505	16,899,610
SVB Financial Group(b)	18,962	7,652,115
		42,420,543
Health Care—7.2%
CONMED Corp.	72,886	7,115,860
Horizon Therapeutics PLC(b)	123,441	10,241,900
Integer Holdings Corp.(b)	148,132	10,352,945
		27,710,705
Industrials—14.4%
Advanced Drainage Systems, Inc.	56,770	6,732,922
Atkore, Inc.(b)	124,080	12,317,422
Chart Industries, Inc.(b)	35,538	6,933,108
Tetra Tech, Inc.	100,848	15,456,973
Trex Co., Inc.(b)	96,789	6,244,826
Vertiv Holdings Co.	697,217	7,962,218
		55,647,469
Information Technology—25.4%
Accenture PLC, Class A	25,917	7,937,340
Amdocs Ltd.	131,744	11,469,633
Marvell Technology, Inc.	182,423	10,157,313
Mastercard, Inc., Class A	48,068	17,005,978
Shares		Value

Microsoft Corp.	135,549	$ 38,054,026
RingCentral, Inc., Class A(b)	70,056	$ 3,467,071
SolarEdge Technologies, Inc.(b)	27,696	9,974,161
		98,065,522
Materials—4.9%
Crown Holdings, Inc.	114,143	11,606,060
Ecolab, Inc.	45,348	7,490,129
		19,096,189
Utilities—4.5%
American Water Works Co., Inc.	56,947	8,851,842
CenterPoint Energy, Inc.	265,126	8,401,843
		17,253,685
Total United States		308,907,915
Total Common Stocks		377,579,024
SHORT-TERM INVESTMENTS—2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	8,496,759	8,496,759
Total Short-Term Investments		8,496,759
Total Investments (Cost $389,585,351)—100.1%		386,075,783
Liabilities in Excess of Other Assets—(0.1%)		(448,557)
Net Assets—100.0%		$385,627,226

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn U.S. Sustainable Leaders Smaller Companies Fund

Shares		Value
COMMON STOCKS—99.0%
CANADA—10.7%
Consumer Discretionary—2.1%
Aritzia, Inc.(a)	11,984	$ 378,082
Consumer Staples—2.8%
Jamieson Wellness, Inc.(b)	17,310	502,856
Financials—4.2%
CI Financial Corp.	36,886	425,159
TMX Group Ltd.	3,157	323,922
		749,081
Industrials—1.6%
ATS Automation Tooling Systems, Inc.(a)	9,149	289,713
Total Canada		1,919,732
IRELAND—2.5%
Health Care—2.5%
ICON PLC(a)	1,850	446,312
ISRAEL—2.6%
Information Technology—2.6%
NICE Ltd., ADR(a)	2,177	465,922
UNITED STATES—83.2%
Communication Services—2.0%
Cogent Communications Holdings, Inc.	5,669	361,739
Consumer Discretionary—1.8%
Burlington Stores, Inc.(a)	2,230	314,720
Consumer Staples—1.7%
Darling Ingredients, Inc.(a)	4,244	294,024
Energy—2.8%
New Fortress Energy, Inc.	10,243	501,600
Financials—13.9%
First Interstate BancSystem, Inc., Class A	8,226	335,456
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,661	312,576
Live Oak Bancshares, Inc.	7,805	293,780
LPL Financial Holdings, Inc.	2,147	450,698
PJT Partners, Inc., Class A	5,760	411,725
Seacoast Banking Corp. of Florida	9,453	338,228
SVB Financial Group(a)	865	349,071
		2,491,534
Health Care—10.8%
CONMED Corp.	3,535	345,122
CryoPort, Inc.(a)	6,747	250,988
Health Catalyst, Inc.(a)	12,048	201,684
Horizon Therapeutics PLC(a)	3,785	314,041
Inmode Ltd.(a)	10,861	361,020
Integer Holdings Corp.(a)	6,550	457,780
		1,930,635
Industrials—24.5%
Advanced Drainage Systems, Inc.	2,360	279,896
Ameresco, Inc., Class A(a)	6,845	391,671
Atkore, Inc.(a)	5,540	549,956
Axon Enterprise, Inc.(a)	3,639	400,981
Casella Waste Systems, Inc., Class A(a)	3,623	293,282
Chart Industries, Inc.(a)	2,104	410,469
Helios Technologies, Inc.	3,996	275,005
JB Hunt Transport Services, Inc.	1,864	341,615
Shares		Value

Shyft Group, Inc.	13,123	$ 340,411
Tetra Tech, Inc.	2,831	$ 433,907
Trex Co., Inc.(a)	4,701	303,308
Vertiv Holdings Co.	31,166	355,916
		4,376,417
Information Technology—16.8%
Amdocs Ltd.	5,901	513,741
CyberArk Software Ltd.(a)	3,081	400,931
Onto Innovation, Inc.(a)	5,863	488,095
Perficient, Inc.(a)	5,087	536,780
RingCentral, Inc., Class A(a)	2,421	119,815
SolarEdge Technologies, Inc.(a)	1,140	410,548
Wolfspeed Inc.(a)	6,445	536,869
		3,006,779
Materials—5.5%
Crown Holdings, Inc.	5,236	532,397
Graphic Packaging Holding Co.	20,137	448,048
		980,445
Utilities—3.4%
Essential Utilities, Inc.	11,642	604,685
Total United States		14,862,578
Total Common Stocks		17,694,544
SHORT-TERM INVESTMENTS—0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	156,177	156,177
Total Short-Term Investments		156,177
Total Investments (Cost $19,642,978)—99.9%		17,850,721
Other Assets in Excess of Liabilities—0.1%		22,964
Net Assets—100.0%		$17,873,685

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—25.4%
CHINA—0.1%
Real Estate—0.1%
Zhenro Properties Group Ltd., 7.10%, 09/10/2024(a)(b)		$200,000	$ 12,906
COLOMBIA—0.7%
Commercial Banks—0.7%
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter), 4.88%, 10/18/2027		200,000	183,760
GEORGIA—1.6%
Transportation—1.6%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		520,000	436,800
INDIA—1.5%
Commercial Banks—0.9%
HDFC Bank Ltd., 8.10%, 03/22/2025(a)	INR	20,000,000	250,230
Transportation—0.6%
Indian Railway Finance Corp. Ltd., 2.80%, 02/10/2031(a)		$200,000	165,844
Total India			416,074
INDONESIA—3.1%
Electric Utilities—1.4%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.25%, 01/25/2049(a)		387,000	379,601
Oil, Gas & Consumable Fuels—1.7%
Pertamina Persero PT
3.65%, 07/30/2029(a)		305,000	285,303
5.63%, 05/20/2043(a)		200,000	191,317
			476,620
Total Indonesia			856,221
KAZAKHSTAN—1.2%
Oil, Gas & Consumable Fuels—1.2%
KazMunayGas National Co. JSC, 5.38%, 04/24/2030(a)		200,000	183,364
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/2030(a)		214,000	156,220
			339,584
KUWAIT—0.9%
Chemicals—0.9%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		250,000	253,233
MEXICO—5.7%
Chemicals—0.7%
Braskem Idesa SAPI, 7.45%, 11/15/2029(a)		200,000	182,000
	Shares or Principal Amount		Value

Commercial Banks—0.7%
BBVA Bancomer SA, (fixed rate to 09/13/2029, variable rate thereafter), 5.88%, 09/13/2034(a)		$230,000	$ 204,556
Oil, Gas & Consumable Fuels—3.7%
Petroleos Mexicanos
6.50%, 06/02/2041		330,000	223,916
6.75%, 09/21/2047		462,000	315,491
6.35%, 02/12/2048		340,000	223,550
6.95%, 01/28/2060		420,000	282,546
			1,045,503
Real Estate Investment Trust (REIT) Funds—0.6%
Trust Fibra Uno, 6.39%, 01/15/2050(a)		220,000	171,481
Total Mexico			1,603,540
MOROCCO—0.6%
Chemicals—0.6%
OCP SA, 6.88%, 04/25/2044(a)		200,000	170,696
NIGERIA—1.2%
Commercial Banks—0.6%
BOI Finance BV, 7.50%, 02/16/2027(a)	EUR	194,000	155,287
Engineering & Construction—0.6%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)		$200,000	177,748
Total Nigeria			333,035
PANAMA—0.7%
Commercial Banks—0.7%
Global Bank Corp., (fixed rate to 04/16/2028, variable rate thereafter), 5.25%, 04/16/2029(a)		198,000	186,817
PERU—1.2%
Metals & Mining—0.7%
Nexa Resources SA, 5.38%, 05/04/2027(a)		200,000	190,226
Oil, Gas & Consumable Fuels—0.5%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		200,000	140,750
Total Peru			330,976
SAUDI ARABIA—1.7%
Oil, Gas & Consumable Fuels—1.7%
Saudi Arabian Oil Co.
2.25%, 11/24/2030(a)		200,000	176,758
4.38%, 04/16/2049(a)		330,000	310,293
			487,051

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
SOUTH AFRICA—2.0%
Diversified Telecommunication Services—0.9%
MTN Mauritius Investments Ltd., 6.50%, 10/13/2026(a)	$250,000	$ 247,232
Electric Utilities—1.1%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)	330,000	306,768
Total South Africa		554,000
TRINIDAD—0.7%
Oil, Gas & Consumable Fuels—0.7%
Heritage Petroleum Co Ltd, 9.00%, 08/12/2029(a)	200,000	206,400
UKRAINE—0.4%
Agriculture—0.3%
MHP Lux SA, 6.95%, 04/03/2026(a)	200,000	84,360
Electric Utilities—0.1%
NPC Ukrenergo, 6.88%, 11/09/2026(a)	200,000	35,000
Total Ukraine		119,360
UNITED ARAB EMIRATES—1.9%
Diversified Financial Services—1.1%
ICD Sukuk Co. Ltd., 5.00%, 02/01/2027(a)	300,000	303,750
Energy Equipment & Services—0.8%
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(a)(c)	264,000	222,727
Total United Arab Emirates		526,477
VENEZUELA—0.2%
Oil, Gas & Consumable Fuels—0.2%
Petroleos de Venezuela SA
6.00%, 05/16/2024(a)(b)(c)(d)	1,140,000	43,868
6.00%, 11/15/2026(a)(b)(c)(d)	525,236	20,212
		64,080
Total Corporate Bonds		7,081,010
GOVERNMENT BONDS—65.8%
ANGOLA—1.3%
Angolan Government International Bond, 9.38%, 05/08/2048(a)	475,000	366,242
ARGENTINA—1.9%
Argentine Republic Government International Bond
1.00%, 07/09/2029(c)	174,073	40,618
0.50%, 07/09/2030(c)(e)	1,298,100	305,455
1.50%, 07/09/2035(c)(e)	166,903	36,917
0.00%, 12/15/2035(b)	533,627	2,188
3.88%, 01/09/2038(c)(e)	512,700	143,843
Total Argentina		529,021
	Shares or Principal Amount		Value

ARMENIA—1.9%
Republic of Armenia International Bond
7.15%, 03/26/2025(a)		$336,000	$334,104
3.95%, 09/26/2029(a)		260,000	193,713
Total Armenia			527,817
BAHAMAS—1.2%
Bahamas Government International Bond, 6.00%, 11/21/2028(a)(c)		521,000	339,228
BAHRAIN—1.9%
Bahrain Government International Bond
7.00%, 01/26/2026(a)		357,000	368,206
5.63%, 05/18/2034(a)		200,000	164,290
Total Bahrain			532,496
BARBADOS—0.3%
Barbados Government International Bond, 6.50%, 10/01/2029(a)(c)		102,700	94,252
BELARUS—0.3%
Republic of Belarus Ministry of Finance, 5.88%, 02/24/2026(a)(d)		650,000	78,000
BENIN—0.8%
Benin Government International Bond
4.88%, 01/19/2032(a)(c)	EUR	230,000	165,486
6.88%, 01/19/2052(a)(c)		100,000	67,216
Total Benin			232,702
BRAZIL—8.0%
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/2023	BRL	3,321,000	632,291
Series F, 10.00%, 01/01/2025		4,000,000	730,798
10.00%, 01/01/2027		700,000	123,339
10.00%, 01/01/2029		899,000	153,068
Series F, 10.00%, 01/01/2031		3,599,000	595,986
Total Brazil			2,235,482
CAMEROON—0.9%
Republic of Cameroon International Bond, 5.95%, 07/07/2032(a)(c)	EUR	349,000	238,732
CHILE—1.5%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030(a)	CLP	380,000,000	372,364
2.80%, 10/01/2033(a)		45,000,000	35,148
Total Chile			407,512
COLOMBIA—0.9%
Colombia Government International Bond, 4.13%, 05/15/2051		$370,000	244,055
CROATIA—0.6%
Croatia Government International Bond, 1.50%, 06/17/2031(a)	EUR	179,000	164,222

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
DOMINICAN REPUBLIC—3.5%
Dominican Republic International Bond
5.50%, 02/22/2029(a)	$200,000	$185,298
6.85%, 01/27/2045(a)	600,000	527,033
5.88%, 01/30/2060(a)	360,000	272,674
Total Dominican Republic		985,005
ECUADOR—2.1%
Ecuador Government International Bond, 5.50%, 07/31/2030(a)(c)(e)	992,640	594,951
EGYPT—3.4%
Egypt Government International Bond
5.63%, 04/16/2030(a)	480,000	287,884
7.90%, 02/21/2048(a)	425,000	238,170
8.70%, 03/01/2049(a)	400,000	232,000
8.88%, 05/29/2050(a)	340,000	200,620
Total Egypt		958,674
EL SALVADOR—0.3%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	164,000	75,030
GABON—0.6%
Gabon Government International Bond, 6.95%, 06/16/2025(a)	200,000	165,112
GHANA—1.5%
Ghana Government International Bond
6.38%, 02/11/2027(a)(c)	336,000	173,040
7.75%, 04/07/2029(a)(c)	336,000	157,833
7.88%, 02/11/2035(a)(c)	200,000	87,332
Total Ghana		418,205
GUATEMALA—0.9%
Guatemala Government Bond, 6.13%, 06/01/2050(a)(c)	270,000	257,338
HONG KONG—1.5%
Jordan Government International Bond
4.95%, 07/07/2025(a)	210,000	195,418
7.38%, 10/10/2047(a)	270,000	216,043
Total Hong Kong		411,461
HUNGARY—0.8%
Hungary Government International Bond
5.25%, 06/16/2029(a)	200,000	202,500
7.63%, 03/29/2041	16,000	19,405
Total Hungary		221,905
IRAQ—1.2%
Iraq International Bond, 6.75%, 03/09/2023(a)	360,000	349,200
	Shares or Principal Amount		Value

IVORY COAST—1.2%
Ivory Coast Government International Bond
5.88%, 10/17/2031(a)(c)	EUR	160,000	$128,156
6.88%, 10/17/2040(a)(c)		100,000	74,106
6.63%, 03/22/2048(a)(c)		203,000	144,217
Total Ivory Coast			346,479
KENYA—0.6%
Republic of Kenya Government International Bond, 7.00%, 05/22/2027(a)(c)		$210,000	156,450
MONGOLIA—0.7%
Mongolia Government International Bond, 8.75%, 03/09/2024(a)		200,000	197,007
MOROCCO—0.6%
Morocco Government International Bond, 3.00%, 12/15/2032(a)		213,000	168,439
NIGERIA—1.8%
Nigeria Government International Bond
6.50%, 11/28/2027(a)		260,000	195,252
6.13%, 09/28/2028(a)		200,000	143,093
8.38%, 03/24/2029(a)		200,000	154,796
Total Nigeria			493,141
PAKISTAN—1.9%
Pakistan Government International Bond
6.88%, 12/05/2027(a)		461,000	235,110
7.38%, 04/08/2031(a)		587,000	291,293
Total Pakistan			526,403
QATAR—4.6%
Qatar Government International Bond
5.10%, 04/23/2048(a)		400,000	443,005
4.82%, 03/14/2049(a)		436,000	465,684
4.40%, 04/16/2050(a)		356,000	362,888
Total Qatar			1,271,577
ROMANIA—1.4%
Romanian Government International Bond
2.00%, 01/28/2032(a)	EUR	160,000	118,949
2.63%, 12/02/2040(a)		178,000	115,347
2.75%, 04/14/2041(a)		160,000	103,735
3.38%, 01/28/2050(a)		76,000	50,177
Total Romania			388,208
RWANDA—1.2%
Rwanda International Government Bond, 5.50%, 08/09/2031(a)		$440,000	321,970
SAUDI ARABIA—3.0%
Saudi Government International Bond
5.00%, 04/17/2049(a)		570,000	583,590
3.75%, 01/21/2055(a)		302,000	261,249
Total Saudi Arabia			844,839

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
SENEGAL—0.7%
Senegal Government International Bond, 6.25%, 05/23/2033(a)(c)		$260,000	$ 207,688
SERBIA—1.0%
Serbia International Bond
3.13%, 05/15/2027(a)	EUR	210,000	194,391
1.50%, 06/26/2029(a)		100,000	77,226
Total Serbia			271,617
SOUTH AFRICA—3.1%
Republic of South Africa Government Bond
2040, 9.00%, 01/31/2040	ZAR	6,151,100	305,297
6.50%, 02/28/2041		10,179,000	388,235
Republic of South Africa Government International Bond, 6.25%, 03/08/2041		$200,000	170,313
Total South Africa			863,845
TUNISIA—1.6%
Tunisian Republic
6.75%, 10/31/2023(a)	EUR	100,000	69,908
5.63%, 02/17/2024(a)		638,000	370,962
Total Tunisia			440,870
UKRAINE—0.2%
Ukraine Government International Bond, 6.75%, 06/20/2026(a)(d)		340,000	67,414
UNITED ARAB EMIRATES—0.5%
Finance Department Government of Sharjah, 4.00%, 07/28/2050(a)		$233,000	149,254
URUGUAY—1.5%
Uruguay Government International Bond, 4.38%, 12/15/2028(c)(f)	UYU	16,407,597	426,682
UZBEKISTAN—2.2%
Republic of Uzbekistan International Bond
4.75%, 02/20/2024(a)		$300,000	289,962
3.70%, 11/25/2030(a)		212,000	156,694
3.90%, 10/19/2031(a)		220,000	161,022
Total Uzbekistan			607,678
VENEZUELA—0.1%
Venezuela Government International Bond, 9.25%, 05/07/2028(a)(b)(d)		165,000	14,561
Shares or Principal Amount		Value

ZAMBIA—0.6%
Zambia Government International Bond, 8.97%, 07/30/2027(a)(c)	$315,000	$ 179,550
Total Government Bonds		18,370,314
WARRANTS—0.0%
BRAZIL—0.0%
OAS S.A.(d)(g)(h)	29,232	–
UNITED STATES—0.0%
CANADACO, Series A(d)(g)(h)	92,841	–
Total Warrants		–
SHORT-TERM INVESTMENTS—6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(i)	1,866,173	1,866,173
Total Short-Term Investments		1,866,173
Total Investments (Cost $36,923,176)—97.9%		27,317,497
Other Assets in Excess of Liabilities—2.1%		588,565
Net Assets—100.0%		$27,906,062

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Sinkable security.
(d)	Illiquid security.
(e)	Step bond. Rate disclosed is as of July 31, 2022.
(f)	Inflation linked security.
(g)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(h)	Non-income producing security.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

BRL	Brazilian Real
CLP	Chile Peso
EUR	Euro Currency
INR	Indian Rupee
REIT	Real Estate Investment Trust
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
08/23/2022	UBS AG	BRL	230,000	USD	41,883	$44,173	$2,290
Euro/United States Dollar
10/18/2022	Barclays Bank plc	EUR	126,000	USD	127,592	129,473	1,881
10/18/2022	JPMorgan Chase Bank N.A.	EUR	109,000	USD	109,839	112,005	2,166
See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Indian Rupee/United States Dollar
08/23/2022	UBS AG	INR	3,510,000	USD	44,807	$44,186	$(621)
						$329,837	$5,716
Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/23/2022	Deutsche Bank AG	USD	2,182,516	BRL	11,642,000	$2,235,947	$(53,431)
United States Dollar/Chilean Peso
08/23/2022	Royal Bank of Canada	USD	425,867	CLP	374,376,000	413,934	11,933
United States Dollar/Euro
10/18/2022	JPMorgan Chase Bank N.A.	USD	2,729,436	EUR	2,663,652	2,737,079	(7,643)
United States Dollar/South African Rand
10/18/2022	Morgan Stanley & Co.	USD	425,974	ZAR	7,213,000	430,449	(4,475)
						$5,817,409	$(53,616)
Unrealized appreciation on forward foreign currency exchange contracts							$18,270
Unrealized depreciation on forward foreign currency exchange contracts							$(66,170)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value
COMMON STOCKS—6.6%
BRAZIL—0.2%
Materials—0.2%
Yara International ASA	2,407	$ 102,580
CANADA—0.5%
Materials—0.5%
Nutrien Ltd.	1,292	110,600
West Fraser Timber Co. Ltd.	1,414	132,384
		242,984
DENMARK—0.5%
Materials—0.5%
Chr Hansen Holding AS	1,380	90,325
Novozymes AS, Class B	1,744	111,407
		201,732
FINLAND—0.2%
Materials—0.2%
UPM-Kymmene OYJ	3,320	105,210
FRANCE—0.2%
Consumer Staples—0.2%
Danone SA	1,867	102,945
HONG KONG—0.2%
Consumer Staples—0.2%
WH Group, Ltd.(a)	143,000	108,299
IRELAND—0.3%
Consumer Staples—0.3%
Kerry Group PLC, Class A	1,071	113,045
NETHERLANDS—0.2%
Consumer Staples—0.2%
Koninklijke Ahold Delhaize NV	3,934	108,337
NORWAY—0.2%
Consumer Staples—0.2%
Mowi ASA	4,497	103,769
SWITZERLAND—0.2%
Consumer Staples—0.2%
Nestle SA	884	108,314
UNITED KINGDOM—0.3%
Consumer Staples—0.3%
Unilever PLC	2,247	109,436
UNITED STATES—3.6%
Consumer Staples—2.1%
Campbell Soup Co.	2,155	106,349
Darling Ingredients, Inc.(b)	1,664	115,282
Hormel Foods Corp.	2,206	108,844
Ingredion, Inc.	1,203	109,449
Kroger Co.	2,141	99,428
Lamb Weston Holdings, Inc.	1,476	117,578
Sysco Corp.	1,264	107,314
Tyson Foods, Inc., Class A	1,217	107,108
US Foods Holding Corp.(b)	3,588	113,022
		984,374
Industrials—1.0%
AGCO Corp.	1,052	114,584
	Shares or Principal Amount		Value

Deere & Co.		344	$ 118,054
John Bean Technologies Corp.		956	107,368
Valmont Industries, Inc.		468	127,053
			467,059
Materials—0.5%
FMC Corp.		986	109,544
International Paper Co.		2,484	106,241
			215,785
Total United States			1,667,218
Total Common Stocks			3,073,869
EXCHANGE-TRADED FUNDS—2.2%
iShares USD Asia High Yield Bond Index ETF		160,661	1,007,344
Total Exchange-Traded Funds			1,007,344
GOVERNMENT BONDS—39.7%
AUSTRIA—4.1%
Republic of Austria Government Bond, 3.40%, 11/22/2022(a)	EUR	1,840,000	1,900,122
FRANCE—4.2%
French Republic Government Bond OAT, 1.75%, 05/25/2023(a)		1,880,000	1,944,816
GERMANY—22.9%
Bundesrepublik Deutschland Bundesanleihe, 1.50%, 02/15/2023(a)		10,300,000	10,602,023
JAPAN—4.4%
Japan Government Five Year Bond, 0.10%, 03/20/2023	JPY	267,000,000	2,005,293
NETHERLANDS—4.1%
Netherlands Government Bond, 3.75%, 01/15/2023(a)	EUR	1,840,000	1,912,109
Total Government Bonds			18,364,363
Total Purchased Options (see detail below)			5,124
SHORT-TERM INVESTMENTS—47.0%
CERTIFICATES OF DEPOSIT—22.5%
CANADA—2.2%
Bank of Montreal, 2.20%, 08/01/2022		$1,005,054	1,005,054
FRANCE—7.4%
Credit Agricole Corporate & Investment Bank SA, 2.28%, 08/01/2022		2,010,685	2,010,685
Societe Generale SA, 2.27%, 08/01/2022		1,426,128	1,426,128
Total France			3,436,813
NETHERLANDS—8.7%
Cooperatieve Rabobank UA, 2.25%, 08/01/2022		2,006,953	2,006,953
ING Bank NV, 2.20%, 08/01/2022		2,006,170	2,006,170
Total Netherlands			4,013,123
UNITED KINGDOM—4.2%
BNP Paribas SA, 2.28%, 08/01/2022		1,955,313	1,955,313
Total Certificates of Deposit			10,410,303

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS (continued)
MONEY MARKET FUNDS—11.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(c)	5,369,292	$ 5,369,292
Total Money Market Funds		5,369,292
U.S. TREASURIES—12.9%
U.S. Treasury Bill
0.58%, 08/18/2022(d)	$1,500,000	1,498,539
0.88%, 09/08/2022(d)	1,500,000	1,496,647
0.96%, 10/06/2022(d)	1,000,000	995,871
1.29%, 11/03/2022(d)	1,000,000	993,592
1.40%, 12/01/2022(d)	1,000,000	991,240
Total U.S. Treasuries		5,975,889
Total Short-Term Investments		21,755,484
Total Investments (Cost $44,416,729)—95.5%		44,206,184
Other Assets in Excess of Liabilities—4.5%		2,079,001
Net Assets—100.0%		$46,285,185

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.
(d)	The rate shown is the discount yield at the time of purchase.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Denmark Krone
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLC	Public Limited Company
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
FTSE 100 Index	46	9/16/2022	$3,999,169	$4,132,786	$133,617
United States Treasury Note 6%–10 year Ultra	47	9/21/2022	6,070,038	6,168,750	98,712
United States Treasury Note 6%—5 year	151	9/30/2022	16,866,188	17,172,711	306,523
					$538,852
Short Contract Positions
Euro STOXX 50	(77)	9/16/2022	$(2,749,626)	$(2,913,394)	$(163,768)
MSCI Emerging Markets Index	(83)	9/16/2022	(4,159,650)	(4,143,775)	15,875
S&P 500 E-Mini	(48)	9/16/2022	(9,232,328)	(9,920,400)	(688,072)
United States Treasury Note 6%—2 year	(9)	9/30/2022	(1,888,405)	(1,894,148)	(5,743)
					$(841,708)
					$(302,856)

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
08/03/2022	JPMorgan Chase Bank N.A.	AUD	1,523,000	USD	1,096,427	$1,064,120	$(32,307)
08/10/2022	Citibank N.A.	AUD	180,000	USD	129,484	125,779	(3,705)
08/10/2022	Goldman Sachs & Co.	AUD	190,000	USD	132,643	132,767	124
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
08/10/2022	Citibank N.A.	BRL	1,100,000	USD	212,098	$212,110	$12
British Pound/United States Dollar
08/03/2022	JPMorgan Chase Bank N.A.	GBP	1,081,000	USD	1,349,650	1,316,473	(33,177)
08/09/2022	Morgan Stanley & Co.	GBP	937,000	USD	1,142,231	1,141,267	(964)
08/10/2022	Barclays Bank plc	GBP	110,000	USD	131,705	133,983	2,278
08/10/2022	HSBC Bank plc	GBP	110,000	USD	135,818	133,983	(1,835)
08/10/2022	Morgan Stanley & Co.	GBP	134,000	USD	164,496	163,215	(1,281)
Canadian Dollar/United States Dollar
08/03/2022	Barclays Bank plc	CAD	1,434,000	USD	1,125,105	1,119,831	(5,274)
08/10/2022	Goldman Sachs & Co.	CAD	41,474	USD	32,316	32,387	71
08/10/2022	HSBC Bank plc	CAD	23,466	USD	18,183	18,325	142
08/10/2022	JPMorgan Chase Bank N.A.	CAD	10,011	USD	7,779	7,818	39
08/10/2022	Morgan Stanley & Co.	CAD	320,000	USD	248,219	249,891	1,672
Chinese Renminbi/United States Dollar
08/10/2022	HSBC Bank plc	CNY	3,500,000	USD	518,957	520,186	1,229
08/10/2022	HSBC Bank plc	CNY	1,400,000	USD	208,911	208,074	(837)
08/12/2022	HSBC Bank plc	CNY	9,652,020	USD	1,443,617	1,434,413	(9,204)
08/22/2022	HSBC Bank plc	CNY	6,302,000	USD	942,454	936,186	(6,268)
Euro/United States Dollar
08/03/2022	Citibank N.A.	EUR	1,297,100	USD	1,370,296	1,325,790	(44,506)
08/10/2022	Barclays Bank plc	EUR	137,972	USD	141,540	141,090	(450)
08/10/2022	Citibank N.A.	EUR	720,000	USD	763,091	736,272	(26,819)
08/10/2022	HSBC Bank plc	EUR	310,000	USD	314,262	317,006	2,744
08/10/2022	HSBC Bank plc	EUR	400,108	USD	415,144	409,151	(5,993)
08/10/2022	JPMorgan Chase Bank N.A.	EUR	9,080,600	USD	9,406,330	9,285,818	(120,512)
Hong Kong Dollar/United States Dollar
08/10/2022	JPMorgan Chase Bank N.A.	HKD	9,140,000	USD	1,167,138	1,164,690	(2,448)
Indian Rupee/United States Dollar
08/10/2022	Citibank N.A.	INR	46,000,000	USD	594,396	579,783	(14,613)
Japanese Yen/United States Dollar
08/10/2022	HSBC Bank plc	JPY	17,000,000	USD	126,172	127,560	1,388
08/10/2022	HSBC Bank plc	JPY	46,000,000	USD	354,785	345,161	(9,624)
10/04/2022	Morgan Stanley & Co.	JPY	106,000,000	USD	783,100	798,908	15,808
New Taiwan Dollar/United States Dollar
08/10/2022	Citibank N.A.	TWD	20,200,000	USD	688,761	673,904	(14,857)
09/23/2022	Citibank N.A.	TWD	2,060,000	USD	69,737	68,822	(915)
Norwegian krone/United States Dollar
08/03/2022	JPMorgan Chase Bank N.A.	NOK	9,850,000	USD	1,070,641	1,019,165	(51,476)
08/10/2022	JPMorgan Chase Bank N.A.	NOK	11,181	USD	1,141	1,157	16
Singapore Dollar/United States Dollar
09/26/2022	JPMorgan Chase Bank N.A.	SGD	5,490,000	USD	3,965,926	3,974,649	8,723
South African Rand/United States Dollar
08/10/2022	Morgan Stanley & Co.	ZAR	2,200,000	USD	135,830	132,245	(3,585)
South Korean Won/United States Dollar
08/10/2022	JPMorgan Chase Bank N.A.	KRW	690,000,000	USD	544,976	529,570	(15,406)
Swiss Franc/United States Dollar
08/10/2022	HSBC Bank plc	CHF	170,000	USD	170,495	178,695	8,200
09/23/2022	HSBC Bank plc	CHF	1,150,000	USD	1,196,541	1,212,947	16,406
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Thai Baht/United States Dollar
09/26/2022	Goldman Sachs & Co.	THB	70,200,000	USD	1,993,865	$1,914,502	$(79,363)
						$33,887,693	$(426,567)
Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
08/03/2022	Citibank N.A.	USD	1,083,698	AUD	1,523,000	$1,064,120	$19,578
08/10/2022	Citibank N.A.	USD	128,760	AUD	180,000	125,779	2,981
08/10/2022	Citibank N.A.	USD	130,858	AUD	190,000	132,767	(1,909)
United States Dollar/British Pound
08/03/2022	Barclays Bank plc	USD	1,375,683	GBP	1,081,000	1,316,473	59,210
08/09/2022	Citibank N.A.	USD	720,057	GBP	582,750	709,790	10,267
08/09/2022	HSBC Bank plc	USD	484,750	GBP	393,171	478,882	5,868
08/09/2022	Morgan Stanley & Co.	USD	955,384	GBP	774,079	942,829	12,555
08/10/2022	Barclays Bank plc	USD	265,615	GBP	214,457	261,214	4,401
08/10/2022	Barclays Bank plc	USD	156,124	GBP	130,000	158,343	(2,219)
08/10/2022	JPMorgan Chase Bank N.A.	USD	147,410	GBP	120,000	146,163	1,247
09/08/2022	Barclays Bank plc	USD	2,009,072	GBP	1,600,000	1,950,059	59,013
United States Dollar/Canadian Dollar
08/03/2022	JPMorgan Chase Bank N.A.	USD	1,115,092	CAD	1,434,000	1,119,831	(4,739)
08/10/2022	Barclays Bank plc	USD	246,279	CAD	317,047	247,586	(1,307)
08/10/2022	HSBC Bank plc	USD	57,915	CAD	74,521	58,194	(279)
08/10/2022	JPMorgan Chase Bank N.A.	USD	121,990	CAD	160,000	124,946	(2,956)
United States Dollar/Chinese Renminbi
08/10/2022	HSBC Bank plc	USD	1,449,920	CNY	9,700,000	1,441,658	8,262
08/12/2022	HSBC Bank plc	USD	1,421,924	CNY	9,652,020	1,434,413	(12,489)
08/22/2022	HSBC Bank plc	USD	1,433,713	CNY	9,800,000	1,455,828	(22,115)
08/25/2022	HSBC Bank plc	USD	4,336,757	CNY	29,402,000	4,367,261	(30,504)
09/26/2022	HSBC Bank plc	USD	3,958,355	CNY	26,500,000	3,935,465	22,890
United States Dollar/Danish Krone
08/10/2022	JPMorgan Chase Bank N.A.	USD	142,181	DKK	1,000,000	137,373	4,808
08/10/2022	Morgan Stanley & Co.	USD	209,050	DKK	1,470,518	202,009	7,041
United States Dollar/Euro
08/03/2022	HSBC Bank plc	USD	1,394,196	EUR	1,297,100	1,325,790	68,406
08/10/2022	Barclays Bank plc	USD	884,296	EUR	842,368	861,407	22,889
08/10/2022	Citibank N.A.	USD	9,760,854	EUR	9,227,207	9,435,738	325,116
08/10/2022	HSBC Bank plc	USD	229,843	EUR	220,000	224,972	4,871
08/10/2022	JPMorgan Chase Bank N.A.	USD	212,734	EUR	200,809	205,347	7,387
08/10/2022	JPMorgan Chase Bank N.A.	USD	200,808	EUR	200,000	204,520	(3,712)
08/10/2022	UBS AG	USD	16,755,134	EUR	16,377,121	16,747,237	7,897
09/08/2022	Citibank N.A.	USD	4,968	EUR	4,819	4,938	30
United States Dollar/Hong Kong Dollar
08/10/2022	HSBC Bank plc	USD	109,762	HKD	860,269	109,622	140
United States Dollar/Indian Rupee
10/20/2022	Citibank N.A.	USD	962,536	INR	77,590,000	970,931	(8,395)
United States Dollar/Japanese Yen
08/10/2022	Barclays Bank plc	USD	171,395	JPY	23,000,000	172,581	(1,186)
08/10/2022	HSBC Bank plc	USD	119,269	JPY	16,000,000	120,056	(787)
08/10/2022	JPMorgan Chase Bank N.A.	USD	1,939,703	JPY	267,522,515	2,007,357	(67,654)
See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Sale Contracts Settlement Date	Counterparty		Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/New Taiwan Dollar
09/23/2022	Goldman Sachs & Co.		USD	127,522	TWD	3,751,450	$125,330	$2,192
09/26/2022	Barclays Bank plc		USD	2,009,157	TWD	58,800,000	1,964,726	44,431
09/28/2022	Citibank N.A.		USD	947,607	TWD	27,848,550	930,620	16,987
United States Dollar/Norwegian krone
08/03/2022	Citibank N.A.		USD	1,045,941	NOK	9,850,000	1,019,165	26,776
08/10/2022	Barclays Bank plc		USD	160,062	NOK	1,506,093	155,869	4,193
08/10/2022	Morgan Stanley & Co.		USD	65,357	NOK	639,767	66,211	(854)
United States Dollar/Swedish Krona
09/23/2022	Barclays Bank plc		USD	996,306	SEK	10,100,000	996,200	106
United States Dollar/Swiss Franc
08/10/2022	Barclays Bank plc		USD	103,033	CHF	98,311	103,340	(307)
08/10/2022	Morgan Stanley & Co.		USD	318,882	CHF	310,000	325,855	(6,973)
							$59,888,795	$581,157
At July 31, 2022, Fund's open forward foreign cross currency contracts were as follows:
Purchase/Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound / Euro
09/08/2022	UBS AG	GBP	1,600,000	EUR	1,855,546	$1,913,200	$1,962,025	$48,825
Euro / British Pound
09/08/2022	HSBC Bank plc	EUR	1,860,365	GBP	1,600,000	1,974,499	1,930,612	(43,887)
Swiss Franc / British Pound
10/04/2022	UBS AG	CHF	1,862,900	GBP	1,610,000	1,923,788	1,926,999	3,211
							$5,819,636	$8,149
Unrealized appreciation on forward foreign currency exchange contracts								$860,430
Unrealized depreciation on forward foreign currency exchange contracts								$(697,691)

At July 31, 2022 , the FundFund held the following centrally cleared credit default swaps:
Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Buy Protection:
06/20/2027	2,030,000	iTraxx Europe Crossover	Equal to (5.00%)	N/A	Quarterly	$(66,963)	$(4,213)	$62,750
06/20/2027	2,345,000	iTraxx Europe Crossover	Equal to (5.00%)	N/A	Quarterly	49,500	(4,876)	(54,376)
06/20/2027	2,345,000	iTraxx Europe Crossover	Equal to (5.00%)	N/A	Quarterly	50,927	(4,875)	(55,802)
						$33,464	$(13,964)	$(47,428)
Sell Protection:
06/20/2027	8,400,000	CDX.NA.HY	Equal to 1.00%	N/A	Quarterly	$80,634	$84,670	$4,036
06/20/2027	8,400,000	CDX.NA.HY	Equal to 1.00%	N/A	Quarterly	78,467	84,671	6,204
						$159,101	$169,341	$10,240

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At July 31, 2022, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
JPY	1,340,000,000	07/11/2032	Morgan Stanley & Co.	Receive	12-month TONA	0.40%	Annually	$7,366	$(101,442)	$(108,808)
								$7,366	$(101,442)	$(108,808)
USD	10,100,000	08/01/2027	Morgan Stanley & Co.	Pay	12-month SOFR	2.44%	Annually	-	404	404
JPY	347,500,000	07/11/2032	Morgan Stanley & Co.	Pay	12-month TONA	0.40%	Annually	21,610	21,656	46
								$21,610	$22,060	$450
								$28,976	$(79,382)	$(108,358)

At July 31, 2022, the Fund held the following over-the-counter total return swaps:
Currency	Notional Amount	Expiration Date	Receive (Pay) Total Return of Equity Index	Equity Index	Floating Rate Index	Frequency of Payments Made	Value	Unrealized Appreciation/ (Depreciation)
USD	$0.00	09/26/2022	Pay	MSCI China A Index	1-month SOFR	Monthly	$(41,179)	$(41,179)
USD	0.00	09/28/2022	Pay	MSCI China A Index	1-month SOFR	Monthly	(45,829)	(45,829)
USD	0.00	10/06/2022	Pay	S&P 500 Low Volatility Net Total Return Index	1-month SOFR	Monthly	136,314	136,314
USD	0.00	03/31/2023	Pay	MSCI World Quality Index	1-month SOFR	Monthly	406,970	406,970
USD	0.00	03/31/2023	Receive	MSCI World Quality Index	1-month SOFR	Monthly	(429,918)	(386,954)
								$69,322

At July 31, 2022, the Fund held the following purchased options:
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Call Options Purchased 0.0%
Index Options 0.0%
CBOE Volatility Index	08/17/2022	35.00	183	640,500	$67,624	$5,124	$(62,500)
At July 31, 2022, the Fund held the following written options:
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
Call Options Written 0.0%
Index Options 0.0%
CBOE Volatility Index	08/17/2022	35.00	(183)	(640,500)	$(78,364)	$(5,124)	$73,240

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Global High Income Fund

Shares or Principal Amount		Value
CORPORATE BONDS—87.1%
ARGENTINA—0.4%
Energy Equipment & Services—0.4%
Transportadora de Gas del Sur SA, 6.75%, 05/02/2025(a)	$575,000	$ 465,750
BRAZIL—1.6%
Chemicals—0.7%
Braskem Netherlands Finance BV, 4.50%, 01/10/2028(a)	810,000	764,437
Healthcare Providers & Services—0.5%
Rede D'or Finance Sarl
4.95%, 01/17/2028(a)	380,000	354,449
4.50%, 01/22/2030(a)	204,000	174,983
		529,432
Oil, Gas & Consumable Fuels—0.4%
Petrobras Global Finance BV, 5.60%, 01/03/2031	536,000	525,280
Total Brazil		1,819,149
CANADA—2.3%
Chemicals—0.5%
NOVA Chemicals Corp., 4.25%, 05/15/2029(a)	638,000	554,256
Diversified Telecommunication Services—0.5%
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)	589,000	539,742
Environmental Control—0.8%
GFL Environmental, Inc.
5.13%, 12/15/2026(a)	562,000	565,659
4.75%, 06/15/2029(a)	367,000	337,614
		903,273
Machinery-Diversified—0.5%
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)	720,000	644,400
Total Canada		2,641,671
CHILE—0.2%
Media—0.2%
VTR Finance NV, 6.38%, 07/15/2028(a)	442,000	266,678
CHINA—0.3%
Real Estate—0.3%
China Evergrande Group, 9.50%, 04/11/2022(a)	465,000	39,117
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/2024(a)	202,000	91,048
4.45%, 08/17/2026(a)	200,000	70,478
Kaisa Group Holdings Ltd.
9.75%, 09/28/2023(a)	230,000	22,719
9.38%, 06/30/2024(a)(b)	495,000	48,483
Zhenro Properties Group Ltd.
	Shares or Principal Amount		Value

7.88%, 04/14/2024(a)(b)		$200,000	$ 12,963
7.10%, 09/10/2024(a)(b)		429,000	27,682
			312,490
FRANCE—0.9%
Diversified Telecommunication Services—0.5%
Iliad Holding SASU, 6.50%, 10/15/2026(a)		532,000	510,640
Electric Utilities—0.4%
Electricite de France SA
(fixed rate to 01/29/2025, variable rate thereafter), 5.38%, 01/29/2025(a)(c)	EUR	200,000	201,758
(fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(c)		300,000	291,284
			493,042
Total France			1,003,682
GERMANY—2.8%
Apparel—0.4%
CT Investment GmbH, 5.50%, 04/15/2026(a)		490,000	424,682
Auto Parts & Equipment—0.8%
Schaeffler AG
2.88%, 03/26/2027(a)		350,000	334,466
3.38%, 10/12/2028(a)		200,000	180,647
ZF Europe Finance BV
2.00%, 02/23/2026(a)		200,000	182,947
2.50%, 10/23/2027(a)		300,000	261,773
			959,833
Building Materials—0.3%
HT Troplast GmbH, 9.25%, 07/15/2025(a)		400,000	362,755
Commercial Banks—0.3%
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026(a)(c)	GBP	300,000	333,336
Commercial Services & Supplies—0.3%
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/2026(a)	EUR	395,639	371,569
Machinery-Diversified—0.2%
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)		176,000	164,694
Pharmaceutical—0.5%
Gruenenthal GmbH
3.63%, 11/15/2026(a)		199,000	191,627
4.13%, 05/15/2028(a)		230,000	212,144
Nidda Healthcare Holding GmbH, 3.50%, 09/30/2024(a)		223,000	211,408
			615,179
Total Germany			3,232,048

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
ISRAEL—1.8%
Pharmaceutical—1.8%
Teva Pharmaceutical Finance Netherlands III BV
7.13%, 01/31/2025		$573,000	$ 588,758
3.15%, 10/01/2026		1,172,000	1,058,023
4.75%, 05/09/2027		407,000	390,211
			2,036,992
ITALY—0.8%
Commercial Banks—0.3%
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter), 6.63%, 06/03/2023(a)(c)	EUR	330,000	331,374
Hand/Machine Tools—0.1%
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/2028(a)		231,000	193,124
Healthcare Providers & Services—0.2%
Kedrion SpA, 3.38%, 05/15/2026(a)		238,000	217,850
Retail—0.2%
Golden Goose SpA, 3 mo. Euribor + 4.875%, FRN, 4.88%, 05/14/2027(a)(d)		248,000	219,978
Total Italy			962,326
JAPAN—0.5%
Diversified Telecommunication Services—0.5%
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023(a)(c)		$579,000	545,563
LUXEMBOURG—3.4%
Biotechnology—0.5%
Cidron Aida Finco Sarl
5.00%, 04/01/2028(a)	EUR	291,000	261,667
6.25%, 04/01/2028(a)	GBP	253,000	266,509
			528,176
Commercial Services & Supplies—0.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)	EUR	246,000	220,217
Albion Financing 2Sarl, 8.75%, 04/15/2027(a)		$519,000	464,505
			684,722
Diversified Financial Services—0.4%
Garfunkelux Holdco 3 SA
6.75%, 11/01/2025(a)	EUR	231,000	202,722
7.75%, 11/01/2025(a)	GBP	240,000	253,400
			456,122
	Shares or Principal Amount		Value

Diversified Telecommunication Services—1.0%
Altice France Holding SA, 8.00%, 05/15/2027(a)	EUR	533,000	$ 473,935
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)		712,000	667,179
			1,141,114
Energy-Alternate Sources—0.3%
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)		462,000	391,962
Entertainment—0.2%
LHMC Finco 2 Sarl, PIK, 7.25%, 10/02/2025(a)(e)		304,162	265,793
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(a)(b)(f)(g)		60,500	–
Media—0.3%
Altice Financing SA, 5.75%, 08/15/2029(a)		$449,000	391,964
Packaging & Containers—0.1%
Kleopatra Finco Sarl, 4.25%, 03/01/2026(a)	EUR	113,000	98,168
Total Luxembourg			3,958,021
MEXICO—2.2%
Chemicals—0.2%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)		$200,000	172,440
Diversified Telecommunication Services—0.5%
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)		750,000	597,651
Oil, Gas & Consumable Fuels—1.5%
Petroleos Mexicanos
6.49%, 01/23/2027		300,000	272,400
5.35%, 02/12/2028		1,164,000	974,163
6.70%, 02/16/2032(h)		610,000	488,610
			1,735,173
Total Mexico			2,505,264
NETHERLANDS—2.2%
Chemicals—0.5%
OCI NV, 3.63%, 10/15/2025(a)	EUR	517,500	524,690
Commercial Banks—0.3%
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(c)(i)		355,750	389,764
Home Furnishings—0.2%
Nobel Bidco BV, 3.13%, 06/15/2028(a)		340,000	260,623
Internet—0.1%
United Group BV, 5.25%, 02/01/2030(a)		123,000	98,143

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
NETHERLANDS (continued)
Media—0.5%
Summer BidCo BV, PIK, 9.00%, 11/15/2025(a)(e)	EUR	367,063	$ 304,177
Ziggo Bond Co. BV, 3.38%, 02/28/2030(a)		382,000	303,024
			607,201
Packaging & Containers—0.6%
Trivium Packaging Finance BV, 5.50%, 08/15/2026(a)		$690,000	679,650
Total Netherlands			2,560,071
NIGERIA—0.6%
Engineering & Construction—0.6%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)		760,000	675,442
PANAMA—0.3%
Diversified Telecommunication Services—0.3%
C&W Senior Financing DAC, 6.88%, 09/15/2027(a)		436,000	388,589
SOUTH AFRICA—0.4%
Diversified Telecommunication Services—0.4%
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)		584,000	506,118
SPAIN—0.7%
Commercial Banks—0.2%
Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(c)		200,000	191,716
Diversified Telecommunication Services—0.4%
Telefonica Europe BV, (fixed rate to 06/22/2026, variable rate thereafter), Series ., 3.88%, 06/22/2026(a)(c)	EUR	500,000	476,040
Pharmaceutical—0.1%
Grifols SA, 2.25%, 11/15/2027(a)		200,000	182,436
Total Spain			850,192
SWEDEN—0.5%
Commercial Services & Supplies—0.5%
Verisure Holding AB, 3.25%, 02/15/2027(a)		333,000	297,800
Verisure Midholding AB, 5.25%, 02/15/2029(a)		275,000	235,062
			532,862
SWITZERLAND—0.7%
Chemicals—0.5%
Consolidated Energy Finance SA, 5.63%, 10/15/2028(a)		$652,000	531,217
	Shares or Principal Amount		Value

Retail—0.2%
Dufry One BV, 2.50%, 10/15/2024(a)	EUR	250,000	$ 248,179
Total Switzerland			779,396
TURKEY—0.7%
Commercial Banks—0.4%
Turkiye Garanti Bankasi AS, 5.25%, 09/13/2022(a)		$450,000	447,927
Diversified Telecommunication Services—0.3%
Turk Telekomunikasyon AS, 4.88%, 06/19/2024(a)		410,000	352,780
Total Turkey			800,707
UKRAINE—0.2%
Agriculture—0.2%
MHP Lux SA, 6.95%, 04/03/2026(a)		479,000	202,042
UNITED KINGDOM—5.2%
Diversified Financial Services—0.5%
Jerrold Finco PLC
4.88%, 01/15/2026(a)	GBP	134,000	140,222
5.25%, 01/15/2027(a)		306,000	312,092
Motion Finco Sarl, 7.00%, 05/15/2025(a)	EUR	200,000	198,134
			650,448
Diversified Telecommunication Services—1.0%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/2023(a)	GBP	500,000	592,155
TalkTalk Telecom Group Ltd., 3.88%, 02/20/2025(a)		500,000	536,441
			1,128,596
Entertainment—0.5%
Pinewood Finance Co. Ltd., 3.25%, 09/30/2025(a)		500,000	551,054
Food & Staples—0.8%
eG Global Finance PLC, 4.38%, 02/07/2025(a)	EUR	600,000	560,124
Very Group Funding PLC, 6.50%, 08/01/2026(a)	GBP	439,000	417,266
			977,390
Food Products—0.3%
Bellis Acquisition Co. PLC
3.25%, 02/16/2026(a)		278,000	275,071
4.50%, 02/16/2026(a)		106,000	107,142
			382,213
Media—0.5%
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)		544,000	576,360
Oil, Gas & Consumable Fuels—0.5%
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)		$581,000	563,524
Pharmaceutical—0.6%
180 Medical, Inc., 3.88%, 10/15/2029(a)		769,000	699,108

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Retail—0.2%
Constellation Automotive Financing PLC, 4.88%, 07/15/2027(a)	GBP	200,000	$ 194,848
Water Utility—0.3%
Thames Water Kemble Finance PLC, 4.63%, 05/19/2026(a)		300,000	321,528
Total United Kingdom			6,045,069
UNITED STATES—57.2%
Advertising—0.5%
Summer BC Bidco B LLC, 5.50%, 10/31/2026(a)		$721,000	624,433
Aerospace & Defense—2.5%
Boeing Co., 5.15%, 05/01/2030		817,000	824,701
Howmet Aerospace, Inc.
6.88%, 05/01/2025		43,000	45,258
3.00%, 01/15/2029		852,000	764,414
5.95%, 02/01/2037		1,052,000	1,043,851
Spirit AeroSystems, Inc., 4.60%, 06/15/2028		193,000	161,299
			2,839,523
Agriculture—0.9%
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)		526,000	544,005
Turning Point Brands, Inc., 5.63%, 02/15/2026(a)		503,000	446,198
			990,203
Apparel—0.6%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)		818,000	712,683
Auto Manufacturers—2.4%
Ford Motor Co.
9.00%, 04/22/2025		1,011,000	1,119,996
9.63%, 04/22/2030		422,000	504,290
Ford Motor Credit Co. LLC, 4.95%, 05/28/2027		364,000	357,630
General Motors Financial Co., Inc., 5.00%, 04/09/2027		773,000	774,389
			2,756,305
Auto Parts & Equipment—1.9%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(a)		398,000	372,206
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/2025		604,000	636,382
5.00%, 07/15/2029		115,000	104,880
5.25%, 07/15/2031		609,000	529,556
5.63%, 04/30/2033		569,000	499,013
			2,142,037
	Shares or Principal Amount		Value

Building Materials—0.8%
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)		$396,000	$ 335,119
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)		672,000	586,320
			921,439
Chemicals—0.9%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028(a)		418,000	350,936
7.50%, 09/30/2029(a)		139,000	109,810
Celanese US Holdings LLC
6.17%, 07/15/2027		386,000	392,041
6.38%, 07/15/2032		162,000	166,387
			1,019,174
Coal—0.8%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)		1,153,000	978,274
Commercial Services & Supplies—1.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 03/01/2029(a)		1,125,000	1,025,899
Cimpress PLC, 7.00%, 06/15/2026(a)		779,000	650,075
Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/2028(a)		367,000	359,660
			2,035,634
Computers & Peripherals—1.0%
Banff Merger Sub, Inc., 8.38%, 09/01/2026(a)	EUR	325,000	305,593
Condor Merger Sub, Inc., 7.38%, 02/15/2030(a)		$465,000	408,258
Virtusa Corp., 7.13%, 12/15/2028(a)		517,000	413,109
			1,126,960
Diversified Financial Services—0.5%
Coinbase Global, Inc.
3.38%, 10/01/2028(a)		519,000	333,877
3.63%, 10/01/2031(a)		459,000	271,990
			605,867
Diversified Telecommunication Services—4.0%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(a)		745,000	625,852
8.75%, 05/15/2030(a)		256,000	271,844
GoTo Group, Inc., 5.50%, 09/01/2027(a)		638,000	465,600
Qwest Capital Funding, Inc.
6.88%, 07/15/2028		671,000	587,125
7.75%, 02/15/2031		659,000	577,284
Sprint Corp., 7.63%, 03/01/2026		927,000	1,010,540
T-Mobile USA, Inc., 3.50%, 04/15/2031		1,152,000	1,065,254
			4,603,499
Electric Utilities—1.4%
NRG Energy, Inc.
3.38%, 02/15/2029(a)		1,035,000	892,688
3.63%, 02/15/2031(a)		241,000	201,863

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Vistra Operations Co. LLC
5.63%, 02/15/2027(a)		$287,000	$ 287,921
4.38%, 05/01/2029(a)		221,000	205,457
			1,587,929
Energy Equipment & Services—4.8%
Cheniere Energy Partners LP, 4.50%, 10/01/2029		831,000	805,102
Energy Transfer LP, (fixed rate to 15/05/2025, variable rate thereafter), Series F, 6.75%, 05/15/2025(c)		830,000	721,855
Hess Midstream Operations LP
5.63%, 02/15/2026(a)		398,000	396,508
4.25%, 02/15/2030(a)		547,000	487,279
5.50%, 10/15/2030(a)		102,000	95,005
ITT Holdings LLC, 6.50%, 08/01/2029(a)		688,000	591,236
Kinetik Holdings LP, 5.88%, 06/15/2030(a)		527,000	535,321
Rattler Midstream LP, 5.63%, 07/15/2025(a)		716,000	730,320
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)		255,000	235,294
4.13%, 08/15/2031(a)		643,000	592,775
3.88%, 11/01/2033(a)		410,000	355,937
			5,546,632
Engineering & Construction—0.5%
VM Consolidated, Inc., 5.50%, 04/15/2029(a)		644,000	564,554
Entertainment—3.0%
Affinity Gaming, 6.88%, 12/15/2027(a)		1,155,000	1,000,860
CCM Merger, Inc., 6.38%, 05/01/2026(a)		511,000	481,331
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/01/2028		499,000	490,490
International Game Technology PLC, 3.50%, 06/15/2026(a)	EUR	847,000	824,556
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)		$687,000	706,518
			3,503,755
Environmental Control—0.5%
Clean Harbors, Inc., 4.88%, 07/15/2027(a)		560,000	555,996
Food & Staples—0.4%
Michaels Cos., Inc., 5.25%, 05/01/2028(a)		491,000	408,758
Food Products—0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028(a)		245,000	244,187
5.75%, 04/01/2033(a)		691,000	683,620
			927,807
	Shares or Principal Amount		Value

Healthcare Products—0.5%
Medline Borrower LP, 3.88%, 04/01/2029(a)		$689,000	$ 622,684
Healthcare Providers & Services—2.0%
HCA, Inc.
5.88%, 02/15/2026		381,000	393,607
5.63%, 09/01/2028		508,000	526,547
5.88%, 02/01/2029		198,000	207,211
IQVIA, Inc., 1.75%, 03/15/2026(a)	EUR	315,000	303,269
Tenet Healthcare Corp.
4.63%, 07/15/2024		$520,000	519,600
6.13%, 06/15/2030(a)		328,000	331,319
			2,281,553
Home Builders—0.3%
Adams Homes, Inc., 7.50%, 02/15/2025(a)		443,000	387,625
Home Furnishings—0.5%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)		785,000	636,015
Internet—1.7%
Millennium Escrow Corp., 6.63%, 08/01/2026(a)		438,000	343,650
Netflix, Inc., 4.88%, 04/15/2028		1,093,000	1,085,218
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(a)		528,000	388,133
Shutterfly, Inc., 2021 Term Loan, 6.67%, 09/25/2026(d)		247,500	190,575
			2,007,576
Leisure Time—2.8%
Carnival Corp.
10.50%, 02/01/2026(a)		701,000	736,064
6.00%, 05/01/2029(a)		725,000	558,134
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)		557,000	419,928
NCL Corp. Ltd.
5.88%, 02/15/2027(a)		310,000	284,890
7.75%, 02/15/2029(a)		117,000	93,787
NCL Finance Ltd., 6.13%, 03/15/2028(a)		131,000	101,267
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(a)		209,000	223,879
5.50%, 04/01/2028(a)		271,000	203,057
Viking Cruises Ltd., 13.00%, 05/15/2025(a)		540,000	571,860
			3,192,866
Lodging—0.9%
MGM Resorts International, 5.75%, 06/15/2025		524,000	517,764
Travel & Leisure Co., 4.63%, 03/01/2030(a)		590,000	483,338
			1,001,102
Media—3.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(a)		1,206,000	1,046,205

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
4.75%, 02/01/2032(a)	$927,000	$ 818,657
4.25%, 01/15/2034(a)	1,126,000	930,115
CSC Holdings LLC, 5.75%, 01/15/2030(a)	1,113,000	898,781
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029(a)	527,000	462,373
Univision Communications, Inc., 7.38%, 06/30/2030(a)	184,000	186,320
		4,342,451
Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	297,000	299,277
Metals & Mining—0.6%
Novelis Corp., 3.25%, 11/15/2026(a)	769,000	715,601
Oil & Gas Services—0.9%
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	494,000	451,654
Weatherford International Ltd., 8.63%, 04/30/2030(a)	656,000	593,221
		1,044,875
Oil, Gas & Consumable Fuels—1.9%
Chesapeake Energy Corp., 6.75%, 04/15/2029(a)	490,000	507,566
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(a)	539,000	491,838
6.00%, 02/01/2031(a)	194,000	177,692
Occidental Petroleum Corp., 6.63%, 09/01/2030	298,000	330,600
Southwestern Energy Co., 4.75%, 02/01/2032	788,000	734,810
		2,242,506
Packaging & Containers—4.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(a)	620,000	637,825
Ball Corp.
2.88%, 08/15/2030	1,776,000	1,529,471
3.13%, 09/15/2031	316,000	276,895
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029(a)	85,000	85,826
8.75%, 04/15/2030(a)	111,000	105,869
Graphic Packaging International LLC
3.50%, 03/01/2029(a)	1,148,000	1,034,860
3.75%, 02/01/2030(a)	1,113,000	1,002,076
Sealed Air Corp., 5.00%, 04/15/2029(a)	533,000	527,670
		5,200,492
Pharmaceutical—1.4%
Bausch Health Americas, Inc., 8.50%, 01/31/2027(a)	685,000	432,646
Bausch Health Cos., Inc., 4.88%, 06/01/2028(a)	638,000	508,007
Shares or Principal Amount		Value

Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/2028(a)	$234,000	$ 221,247
Perrigo Finance Unlimited Co., 4.40%, 06/15/2030	545,000	500,588
		1,662,488
Real Estate Investment Trust (REIT) Funds—2.2%
Iron Mountain, Inc., 5.00%, 07/15/2028(a)	1,537,000	1,461,779
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.50%, 06/01/2025(a)	137,000	140,443
4.88%, 05/15/2029(a)	491,000	452,135
Starwood Property Trust, Inc., 3.63%, 07/15/2026(a)	471,000	425,077
		2,479,434
Retail—1.8%
Academy Ltd., 6.00%, 11/15/2027(a)	899,000	833,391
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)	562,000	493,596
5.88%, 03/15/2030(a)	16,000	13,717
6.13%, 03/15/2032(a)	49,000	41,200
Staples, Inc., 7.50%, 04/15/2026(a)	737,000	652,245
		2,034,149
Software—1.1%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	215,000	197,800
6.50%, 10/15/2028(a)	607,000	539,915
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(a)	590,000	533,950
		1,271,665
Total United States		65,873,821
ZAMBIA—1.2%
Metals & Mining—1.2%
First Quantum Minerals Ltd.
6.50%, 03/01/2024(a)	900,000	893,250
6.88%, 03/01/2026(a)	477,000	460,241
		1,353,491
Total Corporate Bonds		100,317,434
EXCHANGE-TRADED FUNDS—4.5%
iShares iBoxx High Yield Corporate Bond ETF	66,538	5,202,606
Total Exchange-Traded Funds		5,202,606
SHORT-TERM INVESTMENTS—13.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%(j)	15,575,461	15,575,461
Total Short-Term Investments		15,575,461
Total Investments (Cost $134,782,181)—105.1%		121,095,501
Liabilities in Excess of Other Assets—(5.1%)		(5,929,413)
Net Assets—100.0%		$115,166,088

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Global High Income Fund

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(d)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2022.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Illiquid security.
(g)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(h)	Sinkable security.
(i)	Step bond. Rate disclosed is as of July 31, 2022.
(j)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2022.

ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At July 31, 2022, the Fund held the following forward foreign currency contracts:
Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
10/18/2022	Barclays Bank plc	EUR	322,000	USD	325,837	$330,900	$5,063
Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/18/2022	UBS AG	USD	4,823,902	GBP	4,021,000	$4,905,651	$(81,749)
United States Dollar/Euro
10/18/2022	Barclays Bank plc	USD	12,791,490	EUR	12,484,000	12,829,075	(37,585)
						$17,734,726	$(119,334)
Unrealized appreciation on forward foreign currency exchange contracts							$5,063
Unrealized depreciation on forward foreign currency exchange contracts							$(119,334)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.8%
CALIFORNIA—3.8%
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047(a)	$345,000	$ 351,407
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	425,811
M-S-R Energy Authority Gas Revenue Bonds
Series A, 6.50%, 11/01/2039	500,000	632,530
Series B, 6.13%, 11/01/2029	470,000	531,144
Total California		1,940,892
COLORADO—0.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy), 4.00%, 05/01/2041	170,000	154,790
CONNECTICUT—2.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Masonicare Corp Obligated Group), Series F, 5.00%, 07/01/2027	1,135,000	1,197,584
DISTRICT OF COLUMBIA—1.1%
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	566,887
FLORIDA—8.4%
City of Lakeland Revenue Bonds, Series B, AMT, 5.00%, 10/01/2028	565,000	650,910
Florida Development Finance Corp. Revenue Bonds (Glenridge On Palmer Ranch), 5.00%, 06/01/2035	225,000	215,724
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter AC), Series A, 4.00%, 06/30/2041(b)	765,000	661,119
Florida Development Finance Corp. Revenue Bonds (Imagine School at Broward), Series A, 5.00%, 12/15/2039(b)	500,000	519,447
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.)
4.00%, 10/01/2027	260,000	270,271
4.00%, 10/01/2028	270,000	280,051
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project), Series A, 5.00%, 06/01/2057(b)	600,000	600,383
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), Series A, 5.00%, 01/01/2039	160,000	164,729
Shares or Principal Amount		Value

Saint Johns County Industrial Development Authority Revenue Bonds (Life Care Ponte Vedra Obligated Group), 4.00%, 12/15/2041	$750,000	$ 623,999
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	259,441
Total Florida		4,246,074
GEORGIA—1.1%
Main Street Natural Gas, Inc. Revenue Bonds
Series A, 5.00%, 05/15/2035	250,000	274,825
Series B, 5.00%, 06/01/2026	250,000	266,093
Total Georgia		540,918
HAWAII—1.2%
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	611,945
ILLINOIS—0.4%
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group), 5.00%, 05/15/2041	200,000	195,694
INDIANA—1.5%
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	750,000	766,655
KENTUCKY—3.8%
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 2.22%, 07/01/2060(a)	100,000	100,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, AMT, VRDN, 2.22%, 08/01/2061(a)	1,300,000	1,300,000
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048(a)	500,000	509,786
Total Kentucky		1,909,786
LOUISIANA—2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A, 5.00%, 01/01/2023	170,000	169,806
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	10,328
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	569,369
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	284,981
Total Louisiana		1,034,484

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
MARYLAND—5.9%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 2.92%, 03/01/2030(a)	$3,000,000	$ 3,000,000
MASSACHUSETTS—1.6%
Massachusetts Development Finance Agency Revenue Bonds (Massachusetts Seven Hills Foundation & Affiliates Issue), 5.00%, 09/01/2031	270,000	291,876
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Obligated Group), Series A, 5.00%, 07/01/2036	500,000	546,758
Total Massachusetts		838,634
MICHIGAN—3.8%
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	1,000,000	992,553
4.00%, 07/01/2038	750,000	730,842
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	195,000	193,034
Total Michigan		1,916,429
MISSOURI—0.3%
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.), 4.00%, 08/01/2036	165,000	161,877
NEW HAMPSHIRE—1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	267,219
5.00%, 08/01/2036	245,000	261,479
Total New Hampshire		528,698
NEW JERSEY—5.5%
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey)
(Pre-refunded @ $100.000000, 07/01/2026), Series F, 4.00%, 07/01/2033	70,000	75,453
Series F, 4.00%, 07/01/2033	30,000	30,733
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,179,983
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	515,157
Total New Jersey		2,801,326
Shares or Principal Amount		Value

NEW YORK—15.5%
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(b)	$85,000	$91,555
5.00%, 07/01/2033(b)	625,000	684,429
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	154,038
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,077,601
Metropolitan Transportation Authority Revenue Bonds
Series A-1, 5.00%, 11/15/2027	695,000	753,012
Series A-2, VRN, 5.00%, 11/15/2045(a)	400,000	449,493
Series C-1, 5.00%, 11/15/2027	1,150,000	1,225,871
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,036,130
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	324,922
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,195,992
New York Transportation Development Corp. Revenue Bonds, AMT, 4.00%, 10/31/2034	250,000	241,753
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	609,775
Total New York		7,844,571
OHIO—2.8%
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	110,000	109,834
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	131,504
Ohio Higher Educational Facility Commission Revenue Bonds, 4.00%, 07/01/2030	1,095,000	1,166,760
Total Ohio		1,408,098
PENNSYLVANIA—4.5%
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School at Broward), 4.00%, 12/01/2037	300,000	310,528

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Intermediate Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	$850,000	$ 1,017,668
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	933,430
Total Pennsylvania		2,261,626
PUERTO RICO—0.8%
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	102,390
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	300,000	312,083
Total Puerto Rico		414,473
RHODE ISLAND—1.3%
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	650,000	664,701
SOUTH CAROLINA—2.1%
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	535,262
5.00%, 01/01/2026	500,000	548,167
Total South Carolina		1,083,429
TENNESSEE—2.8%
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	523,580
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	360,000	376,581
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	513,241
Total Tennessee		1,413,402
TEXAS—19.6%
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools), 4.00%, 08/15/2036	100,000	91,896
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	4,490,000	4,995,904
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,004,838
Shares or Principal Amount		Value

Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050(b)	$1,000,000	$ 829,504
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), Series A, 5.00%, 11/15/2029	800,000	875,841
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,041,817
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	990,000	1,070,077
Total Texas		9,909,877
UTAH—1.3%
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	108,356
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(b)	570,000	564,909
Total Utah		673,265
WASHINGTON—0.4%
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024(b)	180,000	182,074
WISCONSIN—4.6%
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	572,775
5.00%, 06/15/2034	425,000	448,626
Series A, 5.00%, 07/01/2038	1,000,000	1,025,055
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	269,060
Total Wisconsin		2,315,516
Total Municipal Bonds		50,583,705
SHORT-TERM INVESTMENTS—0.3%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	125,051	125,089
Total Short-Term Investments		125,089
Total Investments (Cost $50,901,148)—100.1%		50,708,794
Liabilities in Excess of Other Assets—(0.1%)		(34,243)
Net Assets—100.0%		$50,674,551

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Intermediate Municipal Income Fund

AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS —108.7%
ALABAMA—1.0%
Jemison Water & Sewer Revenue Bonds, Series A, 3.50%, 03/01/2026	$235,000	$ 233,098
Lower Alabama Gas District Revenue Bonds, Series A, 5.00%, 09/01/2046	2,000,000	2,234,064
Total Alabama		2,467,162
ARIZONA—2.7%
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier)
Series C, 5.13%, 01/01/2034(a)	775,000	566,544
Series C, 5.13%, 01/01/2035(a)	815,000	585,068
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation), 5.00%, 07/01/2023(a)	405,000	411,613
Arizona Industrial Development Authority Revenue Bonds (Somerset Academy of Las Vegas), Series A, 3.00%, 12/15/2031(a)	655,000	574,559
Arizona Industrial Development Authority Revenue Refunding Bonds (Doral Academy of Northern Nevada Project)
Series A, 4.00%, 07/15/2026(a)	125,000	124,772
Series A, 4.00%, 07/15/2027(a)	125,000	124,277
Series A, 4.00%, 07/15/2028(a)	185,000	182,682
Series A, 4.00%, 07/15/2029(a)	200,000	195,835
Series A, 4.00%, 07/15/2030(a)	215,000	208,435
Series A, 4.00%, 07/15/2031(a)	215,000	205,616
Series A, 4.00%, 07/15/2032(a)	225,000	212,590
Series A, 4.00%, 07/15/2033(a)	185,000	173,706
Series A, 4.00%, 07/15/2034(a)	185,000	172,132
Series A, 4.00%, 07/15/2035(a)	255,000	235,719
Series A, 4.00%, 07/15/2036(a)	250,000	229,346
Series A, 4.00%, 07/15/2037(a)	275,000	250,339
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A, 5.00%, 02/15/2026(a)	410,000	426,700
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University)
5.00%, 10/01/2026(a)	300,000	307,385
5.13%, 10/01/2030(a)	425,000	451,306
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.), 4.00%, 07/01/2026(a)	1,010,000	1,008,522
Total Arizona		6,647,146
ARKANSAS—0.7%
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A, 5.00%, 09/01/2026	1,490,000	1,614,160
Principal Amount		Value

CALIFORNIA—3.1%
California Municipal Finance Authority Revenue Bonds (Simpson University)
Series A, 5.00%, 10/01/2026(a)	$40,000	$40,887
Series A, 5.13%, 10/01/2030(a)	1,020,000	1,064,508
California Public Finance Authority, Series B-2, 2.38%, 11/15/2028(a)	1,565,000	1,468,920
California Public Finance Authority Revenue Bonds (Kendal at Sonoma Obligated Group)
Series A, 5.00%, 11/15/2036(a)	410,000	416,671
Series B-1, 3.13%, 05/15/2029(a)	3,075,000	2,877,974
California Statewide Communities Development Authority Revenue Bonds (Provident Group-Ponoma Properties LLC), Series A, 5.60%, 01/15/2036(a)	1,800,000	1,809,252
Total California		7,678,212
COLORADO—4.9%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy, Inc.)
4.00%, 05/01/2024	150,000	151,689
4.00%, 05/01/2027	65,000	65,795
4.00%, 05/01/2029	145,000	145,004
4.00%, 05/01/2030	120,000	119,075
4.00%, 05/01/2036	175,000	165,731
Colorado Health Facilities Authority Revenue Bonds
Series B, 5.00%, 05/15/2028	400,000	410,176
Series B, 5.00%, 05/15/2028	100,000	102,544
Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge)
Series B, 2.13%, 05/15/2028	1,750,000	1,671,883
Series B-1, 3.50%, 05/15/2030	6,950,000	6,519,194
Series B-2, 2.63%, 05/15/2029	2,000,000	1,892,724
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.)
Series B, 5.00%, 05/15/2025	320,000	328,141
Series B, 5.00%, 05/15/2029	585,000	599,883
Total Colorado		12,171,839
CONNECTICUT—2.4%
City of West Haven General Obligation Unlimited Bonds
Series A, 5.00%, 11/01/2025	325,000	354,937
Series A, 5.00%, 11/01/2026	325,000	361,958
Series A, 5.00%, 11/01/2027	635,000	718,704
Series B, 5.00%, 11/01/2025	240,000	262,108
Series B, 5.00%, 11/01/2026	200,000	222,744
Series B, 5.00%, 11/01/2027	200,000	226,364
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group)
Series A, 5.00%, 01/01/2030(a)	500,000	523,602
Series B-1, 3.25%, 01/01/2027(a)	750,000	737,556
Series B-2, 2.75%, 01/01/2026(a)	650,000	634,634

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
CONNECTICUT (continued)
State Health & Educational Facilities Authority Revenue Bond (University of Hartford)
Series N, 5.00%, 07/01/2025	$400,000	$416,132
Series N, 5.00%, 07/01/2026	575,000	603,615
Series N, 5.00%, 07/01/2027	430,000	454,816
Series N, 5.00%, 07/01/2029	300,000	318,260
Total Connecticut		5,835,430
FLORIDA—8.9%
Alachua County Health Facilities Authority Revenue Bonds (Oak Hammock at The University Of Florida, Inc.)
4.00%, 10/01/2022	85,000	85,141
4.00%, 10/01/2023	85,000	85,923
4.00%, 10/01/2024	110,000	111,730
4.00%, 10/01/2025	100,000	101,662
4.00%, 10/01/2026	105,000	106,899
4.00%, 10/01/2027	145,000	147,742
4.00%, 10/01/2028	155,000	157,221
4.00%, 10/01/2029	265,000	267,854
4.00%, 10/01/2030	100,000	100,607
4.00%, 10/01/2031	140,000	140,102
Capital Trust Agency, Inc.0.00%, 01/01/2024(b)(c)(d)(e)	248,055	–
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(a)	300,000	281,217
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	25,000	25,588
City of Lakeland Revenue Bonds
AMT, Series B, 4.00%, 10/01/2033	1,095,000	1,178,340
AMT, Series B, 4.00%, 10/01/2034	1,140,000	1,210,992
County Of Lake Florida Retirement Facility Revenue Bonds (Waterman Communities, Inc.), Series B-2, 3.75%, 08/15/2027	1,040,000	1,021,255
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project)
Series A, 4.00%, 12/15/2029(a)	530,000	538,194
Series A, 5.00%, 12/15/2034(a)	530,000	556,119
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024(a)	100,000	97,871
Florida Development Finance Corp. Revenue Bonds (Brightline Trains Florida LLC), AMT, Series B, 7.38%, 01/01/2049(a)	2,000,000	1,998,193
	Principal Amount	Value

Florida Development Finance Corp. Revenue Bonds (Glenridge on Palmer Ranch Obligated Group)
3.00%, 06/01/2023	$115,000	$113,890
4.00%, 06/01/2024	105,000	104,282
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter Academy Obligated Group)
Series A, 4.00%, 06/30/2027(a)	150,000	147,892
Series A, 4.00%, 06/30/2028(a)	195,000	190,576
Series A, 4.00%, 06/30/2029(a)	205,000	198,371
Series A, 4.00%, 06/30/2030(a)	215,000	205,830
Series A, 4.00%, 06/30/2031(a)	225,000	213,161
Series A, 4.00%, 06/30/2036(a)	625,000	561,700
Florida Development Finance Corp. Revenue Bonds (Mayflower Retirement Center, Inc. Obligated Group)
Series B-1, 2.38%, 06/01/2027(a)	835,000	767,941
Series B-2, 1.75%, 06/01/2026(a)	1,020,000	946,782
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.), 5.00%, 08/01/2029(a)(f)	2,000,000	2,000,000
Lee County Industrial Development Authority Refunding Revenue Bonds (Shell Point Obligated Group), 4.00%, 11/15/2030	5,000	5,063
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.)
4.00%, 10/01/2022	205,000	205,535
4.00%, 10/01/2023	220,000	223,619
4.00%, 10/01/2024	230,000	235,684
4.00%, 10/01/2025	240,000	247,647
4.00%, 10/01/2026	245,000	253,959
Palm Beach County Revenue Bonds (Provident Group - LU Properties LLC - LYNN University Housing Project)
Series A, 4.25%, 06/01/2031(a)	1,200,000	1,150,376
Series A, 5.00%, 06/01/2057(a)	400,000	400,255
Palm Beach County Revenue Bonds (Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029(a)	1,440,000	1,457,565
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project)
Series A, 5.00%, 01/01/2029	360,000	377,535
Series A, 5.00%, 01/01/2039	240,000	247,094

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
FLORIDA (continued)
Saint Johns County Industrial Development Authority Revenue Bonds (Life Care Ponte Vedra Obligated Group)
Series A, 4.00%, 12/15/2022	$110,000	$110,048
Series A, 4.00%, 12/15/2023	115,000	114,980
Series A, 4.00%, 12/15/2024	140,000	139,494
Series A, 4.00%, 12/15/2025	180,000	177,982
Series A, 4.00%, 12/15/2026	190,000	186,261
Series A, 4.00%, 12/15/2027	215,000	208,417
Series A, 4.00%, 12/15/2028	205,000	196,082
Series A, 4.00%, 12/15/2029	225,000	212,323
Series A, 4.00%, 12/15/2030	200,000	187,099
Series A, 4.00%, 12/15/2031	210,000	194,284
Seminole County Industrial Development Authority Revenue Bonds (Galileo School Foundation, Inc.)
Series A, 4.00%, 06/15/2024(a)	130,000	130,088
Series A, 4.00%, 06/15/2025(a)	105,000	104,771
Series A, 4.00%, 06/15/2026(a)	155,000	153,788
Series A, 4.00%, 06/15/2027(a)	235,000	232,126
Series A, 4.00%, 06/15/2028(a)	250,000	245,246
Series A, 4.00%, 06/15/2029(a)	255,000	248,114
Series A, 4.00%, 06/15/2031(a)	275,000	262,502
Series A, 4.00%, 06/15/2036(a)	315,000	289,378
Total Florida		21,860,390
GEORGIA—0.1%
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2030	200,000	218,477
IDAHO—0.3%
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026(a)	700,000	709,704
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026(a)	80,000	81,289
Total Idaho		790,993
ILLINOIS—5.9%
Chicago Board of Education General Obligation Unlimited Bonds
Series A, 5.00%, 12/01/2028	200,000	223,127
Series C, 5.00%, 12/01/2022	600,000	604,894
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	626,395
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	444,254
Principal Amount		Value

Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	$110,000	$ 111,196
Illinois Finance Authority Revenue Bonds (Acero Charter Schools, Inc. Obligated Group)
4.00%, 10/01/2027(a)	405,000	400,886
4.00%, 10/01/2028(a)	580,000	571,256
4.00%, 10/01/2029(a)	910,000	888,890
4.00%, 10/01/2030(a)	630,000	610,320
4.00%, 10/01/2032(a)	685,000	652,431
4.00%, 10/01/2033(a)	1,060,000	1,004,900
4.00%, 10/01/2034(a)	445,000	418,730
Illinois Finance Authority Revenue Bonds (Benedictine University)
5.00%, 10/01/2025	1,035,000	1,079,587
5.00%, 10/01/2028	120,000	126,987
5.00%, 10/01/2029	200,000	212,141
5.00%, 10/01/2030	100,000	105,748
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC)
Series A, 5.00%, 02/15/2027	420,000	431,296
Series A, 5.00%, 02/15/2028	400,000	410,184
Series A, 5.00%, 02/15/2029	520,000	530,651
Series A, 5.00%, 02/15/2030	335,000	340,656
Series A, 5.00%, 02/15/2031	370,000	375,416
Series A, 5.00%, 02/15/2032	225,000	227,489
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation)
5.00%, 12/01/2028	250,000	269,450
5.00%, 12/01/2029	315,000	338,254
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group)
5.00%, 05/15/2032	275,000	276,924
5.00%, 05/15/2033	290,000	291,001
5.00%, 05/15/2034	300,000	300,400
5.00%, 05/15/2035	315,000	314,681
5.00%, 05/15/2036	330,000	328,675
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B, 5.00%, 12/15/2025	295,000	312,402
Series B, 5.00%, 12/15/2027	100,000	108,494
State of Illinois General Obligation Unlimited Bonds, 4.00%, 02/01/2030	745,000	771,726
Village of Matteson Revenue Bonds
5.00%, 12/01/2026	150,000	168,473
5.00%, 12/01/2027	150,000	171,015
5.00%, 12/01/2028	350,000	400,634
Total Illinois		14,449,563
INDIANA—2.0%
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	100,000	102,916

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
INDIANA (continued)
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023(a)	$445,000	$ 447,536
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,299,964
Indiana Finance Authority Revenue Bonds (Ohio Valley Electric Corp.), Series A, 4.25%, 11/01/2030	2,000,000	2,053,385
Total Indiana		4,903,801
IOWA—2.1%
Iowa Finance Authority Revenue Bonds, FRN, Series B, 1.62%, 05/15/2056(f)	5,500,000	5,231,500
KANSAS—0.3%
City of Manhattan Revenue Bonds (Meadowlark Hills Retirement Community Obligated Group)
Series B-1, 2.88%, 06/01/2028	375,000	350,081
Series B-2, 2.38%, 06/01/2027	430,000	402,635
Total Kansas		752,716
KENTUCKY—0.5%
Kentucky Economic Development Finance Authority Revenue Bonds (Christian Care Communities Obligated Group), 4.25%, 07/01/2031	1,315,000	1,223,175
LOUISIANA—1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029(a)	1,000,000	974,877
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	253,615
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project)
Series A, 5.00%, 01/01/2024	180,000	179,000
Series A, 5.00%, 01/01/2025	370,000	365,361
Series A, 5.00%, 01/01/2026	390,000	381,619
Series A, 5.00%, 01/01/2027	410,000	396,593
Series A, 5.00%, 01/01/2028	430,000	411,305
Series A, 5.00%, 01/01/2029	450,000	425,164
Principal Amount		Value

Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group - ULM Properties LLC - University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039(a)	$1,000,000	$ 901,485
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030(a)	400,000	400,962
Total Louisiana		4,689,981
MARYLAND—6.8%
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	50,000	50,539
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University)
Series A, 5.00%, 09/01/2027(a)	1,495,000	1,544,114
Series A, 5.00%, 09/01/2032(a)	740,000	762,368
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,448,761
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 2.92%, 03/01/2030(f)	11,510,000	11,510,000
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.)
Series A, 5.00%, 11/01/2027	600,000	621,213
Series A-2, 5.00%, 11/01/2025	705,000	727,528
Total Maryland		16,664,523
MASSACHUSETTS—1.9%
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	115,000	115,209
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023(a)	430,000	434,603
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.)
4.00%, 10/01/2025(a)	500,000	521,226
4.00%, 10/01/2026(a)	500,000	525,954
4.00%, 10/01/2027(a)	450,000	473,265
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,537,605

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
MASSACHUSETTS (continued)
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue)
Series A, 5.00%, 07/01/2033	$500,000	$552,753
Series A, 5.00%, 07/01/2034	300,000	329,876
Massachusetts Development Finance Agency, Massachusetts Seven Hills Foundation And Affiliates Issue, 5.00%, 09/01/2022	170,000	170,356
Total Massachusetts		4,660,847
MICHIGAN—1.8%
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	500,000	517,778
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	40,000	39,924
Kalamazoo Economic Development Corp. Revenue Bonds (Heritage Community of Kalamazoo Obligated Group)
5.00%, 05/15/2032	1,670,000	1,679,419
Series B-2, 2.63%, 05/15/2025	1,130,000	1,094,305
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	684,325
Michigan Strategic Fund, 4.00%, 10/01/2061(f)	500,000	499,598
Total Michigan		4,515,349
MINNESOTA—2.2%
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary's School), Series A, 5.00%, 08/01/2022(a)	950,000	950,000
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058(a)(f)	4,500,000	4,540,349
Total Minnesota		5,490,349
MISSISSIPPI—4.2%
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 2.87%, 11/01/2032(f)	5,000,000	5,000,000
Mississippi Business Finance Corp. Revenue Bonds (Waste Pro USA, Inc.), AMT, VRN, Series A, 5.00%, 02/01/2036(a)(f)	1,500,000	1,500,000
Principal Amount		Value

Mississippi Development Bank Obligation Bonds (Mangolia Regional Health Centre)
5.00%, 10/01/2022(a)	$400,000	$401,526
5.00%, 10/01/2023(a)	415,000	425,347
5.00%, 10/01/2024(a)	440,000	458,820
5.00%, 10/01/2025(a)	660,000	698,163
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039(a)	2,000,000	1,943,951
Total Mississippi		10,427,807
MISSOURI—0.9%
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025(b)(c)	675,000	303,750
Plaza at Noah's Ark Community Improvement District Revenue Bonds
3.00%, 05/01/2023	100,000	99,493
3.00%, 05/01/2024	100,000	98,607
3.00%, 05/01/2025	100,000	97,630
3.00%, 05/01/2026	100,000	96,616
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/2022	625,000	628,390
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.)
4.00%, 08/01/2029	385,000	389,421
4.00%, 08/01/2031	310,000	310,505
4.00%, 08/01/2036	275,000	269,794
Total Missouri		2,294,206
NEVADA—0.5%
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare)
Series A, 5.00%, 09/01/2027	605,000	671,203
Series A, 5.00%, 09/01/2029	620,000	680,519
Total Nevada		1,351,722
NEW JERSEY—0.6%
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024(a)	70,000	70,797
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.), AMT, Series B, 5.63%, 11/15/2030	455,000	469,931
South Jersey Port Corp. Revenue Bonds
Series B, 5.00%, 01/01/2026	300,000	320,298
Series B, 5.00%, 01/01/2027	250,000	270,022
Series B, 5.00%, 01/01/2028	255,000	278,318
Total New Jersey		1,409,366

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Principal Amount	Value
MUNICIPAL BONDS (continued)
NEW YORK—13.6%
Albany Capital Resource Corp. (College of St Rose/The), 4.00%, 07/01/2028	$1,150,000	$ 1,084,387
Amherst Development Corp. Revenue Bonds (Daemen College)
5.00%, 10/01/2025	600,000	622,024
5.00%, 10/01/2026	630,000	656,190
4.00%, 10/01/2037	500,000	447,315
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.), 5.00%, 11/01/2022	250,000	251,316
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project)
Series A, 5.00%, 06/01/2023(a)	370,000	374,791
Series A, 5.00%, 06/01/2024(a)	390,000	399,361
Series A, 5.00%, 06/01/2025(a)	410,000	423,398
Series A, 5.00%, 06/01/2026(a)	430,000	446,346
Series A, 5.00%, 06/01/2027(a)	450,000	470,168
Series A, 5.00%, 06/01/2032(a)	500,000	512,679
Build NYC Resource Corp. Revenue Bonds (Richmond Preparatory Charter School Project), Series A, 4.00%, 06/01/2031(a)	650,000	624,664
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025(a)	845,000	910,162
5.00%, 07/01/2033(a)	2,635,000	2,885,554
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	483,362
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,493,531
New York City Industrial Development Agency Revenue Bonds (Yankee Stadium LLC), (AGM), Series A, 2.50%, 03/01/2037	3,000,000	2,493,444
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	446,304
New York State Environmental Facilities Corp. Revenue Bonds (Casella Waste Systems, Inc.), Series R-1, 2.75%, 09/01/2050(f)	1,000,000	959,291
New York Transportation Development Corp. Revenue Bonds (American Airlines, Inc.)
2.25%, 08/01/2026	670,000	638,954
3.00%, 08/01/2031	530,000	499,881
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), AMT, Series A, 5.00%, 01/01/2032	3,000,000	3,132,391
Principal Amount		Value

Suffolk County Economic Development Corp. Revenue Bonds (St Johnland Assisted Living, Inc.), 4.63%, 11/01/2031(a)	$1,020,000	$ 932,326
Village of Johnson City General Obligation Limited Bonds, 5.00%, 10/01/2022	115,000	115,268
Westchester County Local Development Corp.
Series B, 3.60%, 07/01/2029(a)	2,000,000	1,862,851
Series C, 3.20%, 07/01/2028(a)	1,675,000	1,552,514
Series D, 2.88%, 07/01/2026(a)	1,000,000	949,259
Western Regional Off-Track Betting Corp. Revenue Bonds
3.00%, 12/01/2026(a)	1,175,000	1,097,066
4.13%, 12/01/2041(a)	1,900,000	1,567,576
Total New York		33,332,373
NORTH CAROLINA—0.3%
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	812,978
OHIO—1.3%
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	205,000	214,440
Ohio Air Quality Development Authority, Series B, 1.38%, 02/01/2026(f)	1,000,000	951,125
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project)
Series A, 2.88%, 02/01/2026	1,000,000	976,767
Series A, 3.25%, 09/01/2029	140,000	136,375
VRN, Series C, 1.50%, 02/01/2026(f)	1,000,000	932,420
Total Ohio		3,211,127
OREGON—1.7%
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds
0.95%, 06/01/2027	1,000,000	903,802
Series B, 1.20%, 06/01/2028	1,800,000	1,595,661
Yamhill County Hospital Authority Revenue Bonds (Friendsview Manor Obligated Group)
Series A, 5.00%, 11/15/2036	875,000	835,357
Series B-1, 2.50%, 11/15/2028	500,000	458,662
Series B-2, 2.13%, 11/15/2027	500,000	458,637
Total Oregon		4,252,119

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
PENNSYLVANIA—6.8%
Chester County Health And Education Facilities Authority Revenue Bonds (Simpson Senior Services Project)
Series A, 4.00%, 12/01/2022	$575,000	$575,857
Series A, 4.00%, 12/01/2023	660,000	662,947
Series A, 4.00%, 12/01/2024	690,000	693,480
Series A, 4.00%, 12/01/2025	360,000	360,541
Series A, 4.00%, 12/01/2026	375,000	372,921
Series A, 4.00%, 12/01/2027	395,000	388,651
Series A, 4.00%, 12/01/2028	415,000	403,881
Series A, 4.00%, 12/01/2029	435,000	417,321
Series A, 4.00%, 12/01/2030	450,000	426,979
City of Scranton PA General Obligation Bonds, 5.00%, 09/01/2023(a)	1,000,000	1,021,260
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project)
4.00%, 10/15/2022(a)	240,000	240,310
5.00%, 10/15/2027(a)	1,650,000	1,696,044
5.00%, 10/15/2030(a)	3,000,000	3,098,236
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026(a)	2,135,000	2,157,724
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	102,675
Lehigh County Industrial Development Authority Revenue Bonds (Seven Generations Charter School), Series A, 4.00%, 05/01/2031	680,000	652,271
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project)
4.00%, 12/01/2027	180,000	192,282
4.00%, 12/01/2028	200,000	213,435
4.00%, 12/01/2029	100,000	106,489
4.00%, 12/01/2035	300,000	312,108
4.00%, 12/01/2036	100,000	103,779
4.00%, 12/01/2038	300,000	309,959
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,126,409
Total Pennsylvania		16,635,559
PUERTO RICO—2.8%
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,320,827
Puerto Rico Electric Power Authority Revenue Bonds
Series PP, 5.00%, 07/01/2023	205,000	205,486
Series SS, 5.25%, 07/01/2023(g)	2,340,000	2,355,967
Series PP, 5.00%, 07/01/2024	835,000	836,979
Series UU, 5.00%, 07/01/2024	300,000	305,329
Principal Amount		Value

Puerto Rico Highway & Transportation Authority Revenue Bonds
(AGM-CR), 5.50%, 07/01/2030	$1,000,000	$1,041,707
Series D, 5.00%, 07/01/2027	145,000	145,994
Series E, 5.50%, 07/01/2023	200,000	204,397
Series L, 5.25%, 07/01/2023	520,000	523,548
Total Puerto Rico		6,940,234
RHODE ISLAND—0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group)
Series B, 5.00%, 09/01/2022	680,000	681,399
Series B, 5.00%, 09/01/2023	500,000	512,729
Total Rhode Island		1,194,128
SOUTH CAROLINA—1.7%
South Carolina Jobs-Economic Development Authority Revenue Bonds (Last Step Recycling LLC), AMT, Series A, 6.00%, 06/01/2031(a)	2,915,000	2,628,968
South Carolina Jobs-Economic Development Authority Revenue Bonds (Lowcountry Leadership Charter School), Series A, 4.00%, 12/01/2029(a)	1,030,000	1,015,146
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), Series A, 5.25%, 02/01/2027(a)(b)(c)	1,060,000	424,000
Total South Carolina		4,068,114
TEXAS—7.2%
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools)
4.00%, 08/15/2036	230,000	211,361
Series A, 5.00%, 08/15/2022	55,000	55,034
Series A, 5.00%, 08/15/2023	155,000	157,391
Series A, 5.00%, 08/15/2024	195,000	200,234
Series A, 5.00%, 08/15/2025	205,000	212,048
Series A, 5.00%, 08/15/2026	190,000	197,589
Series A, 5.00%, 08/15/2027	200,000	209,038
Series A, 5.00%, 08/15/2028	80,000	83,597
Series A, 4.00%, 08/15/2029	75,000	73,067
Series A, 4.00%, 08/15/2030	80,000	77,274
Series A, 4.00%, 08/15/2031	90,000	86,043
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group), 5.00%, 07/15/2023	300,000	303,725
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Max Midstream Texas LLC), AMT, Series A, 3.63%, 07/01/2026(a)	4,000,000	3,892,341
Decatur Hospital Authority Revenue Bonds, Series A, 5.00%, 09/01/2022	150,000	150,373

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	$275,000	$ 283,401
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	905,922
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.)
Series C, 5.00%, 07/01/2023	300,000	150,000
Series D, 6.00%, 07/01/2026	95,000	42,750
New Hope Cultural Education Facilities Finance Corp.(Outlook at Windhaven Forefront Living Obligated Group), Series B-3, 4.25%, 10/01/2026	2,000,000	2,013,328
New Hope Cultural Education Facilities Finance Corporation Education Revenue And Refunding Bonds (Jubilee Academic Center)
4.00%, 08/15/2022(a)	170,000	170,025
4.00%, 08/15/2023(a)	360,000	360,902
4.00%, 08/15/2024(a)	370,000	370,425
4.00%, 08/15/2029(a)	445,000	434,585
4.00%, 08/15/2030(a)	465,000	450,679
4.00%, 08/15/2031(a)	485,000	466,453
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Gulf Coast Energy Project)
AMT, Series A, 1.88%, 01/01/2026(a)	500,000	461,723
AMT, Series A, 2.00%, 01/01/2027(a)	200,000	180,481
AMT, Series A, 2.13%, 01/01/2028(a)	200,000	176,423
AMT, Series A, 2.25%, 01/01/2029(a)	500,000	431,319
AMT, Series A, 2.50%, 01/01/2030(a)	350,000	298,690
AMT, Series A, 2.63%, 01/01/2031(a)	400,000	337,115
SA Energy Acquisition Public Facility Corp. Revenue Bonds
5.50%, 08/01/2022	80,000	80,000
5.50%, 08/01/2023	50,000	51,447
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
Series C, 2.68%, 12/15/2026(f)(g)	1,500,000	1,438,459
Series D, 6.25%, 12/15/2026	1,785,000	1,929,382
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
5.00%, 12/15/2029	250,000	274,613
5.00%, 12/15/2030	375,000	412,119
Total Texas		17,629,356
Principal Amount		Value

U. S. VIRGIN ISLANDS—0.8%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series A, 5.00%, 10/01/2025	$1,000,000	$1,041,216
Series A, 5.00%, 10/01/2026	1,000,000	1,049,777
Total U. S. Virgin Islands		2,090,993
UTAH—3.8%
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School)
Series A, 4.50%, 10/15/2028(a)	500,000	499,702
Series A, 4.63%, 10/15/2048(a)(f)	1,000,000	989,873
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), Series A, 3.25%, 06/15/2031(a)	535,000	484,320
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048(a)(f)	3,000,000	2,973,204
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048(a)(f)	4,310,000	4,288,711
Total Utah		9,235,810
WASHINGTON—4.2%
State Housing Finance Commission Revenue Bonds (Transforming Age Project)
Series A, 5.00%, 01/01/2024(a)	180,000	182,074
Series A, 5.00%, 01/01/2028(a)	440,000	449,390
Series A, 5.00%, 01/01/2029(a)	465,000	472,629
Series A, 5.00%, 01/01/2034(a)	745,000	747,126
Washington State Housing Finance Commission Revenue Bonds (Mirabella), Series A, 6.00%, 10/01/2022(a)	260,000	261,957
Washington State Housing Finance Commission Revenue Bonds (Spokane International Academy)
Series A, 4.00%, 07/01/2025(a)	355,000	356,445
Series A, 4.00%, 07/01/2026(a)	285,000	284,583
Series A, 4.00%, 07/01/2027(a)	295,000	293,302
Series A, 4.00%, 07/01/2028(a)	305,000	301,354
Series A, 4.00%, 07/01/2029(a)	320,000	313,738
Washington State Housing Finance Commission Revenue Bonds(Eliseo Project)
Series B-1, 2.50%, 07/01/2028(a)	4,375,000	4,014,057
Series B-2, 2.13%, 07/01/2027(a)	2,750,000	2,553,624
Total Washington		10,230,279

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
WEST VIRGINIA—0.4%
Glenville State College Board of Governors Revenue Bonds, 4.00%, 06/01/2027	$250,000	$ 238,239
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	840,000	830,030
Total West Virginia		1,068,269
WISCONSIN—7.9%
Public Finance Authority Educational Facilities Revenue Refunding Bonds (The Methodist University)
4.00%, 03/01/2023(a)	480,000	481,246
4.00%, 03/01/2024(a)	505,000	507,370
4.00%, 03/01/2025(a)	540,000	541,958
4.00%, 03/01/2026(a)	755,000	753,484
4.00%, 03/01/2027(a)	795,000	789,395
4.00%, 03/01/2028(a)	840,000	825,546
4.00%, 03/01/2029(a)	890,000	867,342
4.00%, 03/01/2030(a)	950,000	915,605
Public Finance Authority Revenue Bonds
Series A, 5.00%, 10/01/2029(a)	500,000	521,355
Series A-1, 6.00%, 01/01/2027	4,100,000	4,008,458
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.)
Series B-1, 3.50%, 03/01/2027(a)	4,000,000	3,866,516
Series B-2, 3.00%, 03/01/2026(a)	790,000	759,788
Public Finance Authority Revenue Bonds (Washoe Barton Medical Clinic)
Series A, 3.00%, 12/01/2026	250,000	249,475
Series A, 4.00%, 12/01/2031	700,000	714,804
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035(a)	1,000,000	933,045
Wisconsin Health & Educational Facilities Authority Revenue Bond
Series A, 5.00%, 11/01/2022	120,000	120,315
Series A, 5.00%, 11/01/2023	360,000	364,534
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College)
5.00%, 01/01/2026	685,000	705,034
5.00%, 01/01/2027	830,000	856,143
Principal Amount		Value

Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School)
5.00%, 06/15/2024	$210,000	$217,360
5.00%, 06/15/2026	230,000	243,732
5.00%, 06/15/2027	160,000	171,380
Total Wisconsin		19,413,885
Total Municipal Bonds		267,463,938
Total Investments (Cost $280,713,401)—108.7%		267,463,938
Liabilities in Excess of Other Assets—(8.7%)		(21,493,403)
Net Assets—100.0%		$245,970,535

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Illiquid security.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(e)	Zero coupon bond.
(f)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.

AMT	Alternative Minimum Tax
FRN	Floating Rate Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.2%
ALABAMA—6.8%
Black Belt Energy Gas District Revenue Bonds, FRN, Series B-1, 2.05%, 12/01/2048(a)	$20,000,000	$ 19,778,628
Health Care Authority for Baptist Health Revenue Bonds
Series B, 1.80%, 11/15/2037(a)	5,675,000	5,675,000
Series B, 1.71%, 11/01/2042(a)	15,100,000	15,100,000
Southeast Alabama Gas Supply District Revenue Bonds, VRN, Series A, 4.00%, 06/01/2049(a)	5,895,000	6,018,768
Walker County Economic & Industrial Development Authority Revenue Bonds, 1.98%, 12/01/2036(a)	4,700,000	4,700,000
Total Alabama		51,272,396
ARIZONA—3.3%
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 1.20%, 09/01/2024(a)	6,100,000	6,095,728
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds (Republic Services, Inc.), AMT, FRN, Series D, 2.00%, 12/01/2035(a)	15,000,000	15,000,000
Tender Option Bond Trust Receipts/Certificates Revenue Bonds, VRDN, 1.68%, 06/15/2050(a)(b)	3,630,000	3,630,000
Total Arizona		24,725,728
ARKANSAS—2.1%
Arkansas Development Finance Authority Revenue Bonds (Baptist Memorial Health Care Obligated Group), VRDN, Series B-4, 1.71%, 09/01/2044(a)	15,500,000	15,500,000
CALIFORNIA—8.3%
California Health Facilities Financing Authority Revenue Bonds (Stanford Hospital Clinics), (Pre-refunded @ $100.000000, 08/15/2022), Series A, 5.00%, 08/15/2051	5,000,000	5,006,718
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.), Series A, 2.00%, 08/01/2023(a)(b)	33,000,000	32,998,680
California Statewide Communities Development Authority Revenue Bonds (CommonSpirit Health Obligated Group), Series E, 1.70%, 07/01/2040(a)	500,000	500,000
Shares or Principal Amount		Value

Palomar Pomerado Health Care Certificates of Participation
Series A, 2.00%, 11/01/2036(a)	$4,675,000	$4,675,000
Series B, 1.57%, 11/01/2036(a)	1,525,000	1,525,000
Series C, 2.05%, 11/01/2036(a)	11,700,000	11,700,000
State of California General Obligation Unlimited Bonds, VRDN, Series A, 1.82%, 05/01/2048(a)	6,000,000	6,000,000
Total California		62,405,398
COLORADO—0.2%
E-470 Public Highway Authority Revenue Bonds, FRN, Series B, 1.88%, 09/01/2039(a)	1,500,000	1,487,799
CONNECTICUT—0.5%
City of West Haven General Obligation Unlimited Bonds
4.00%, 09/15/2022	200,000	200,585
2.00%, 09/29/2022	1,750,000	1,751,467
East Hartford Conn Housing Authority Multi Family Housing Revenue Bonds (Veterans Terrace Project), 0.25%, 06/01/2023(a)	2,100,000	2,096,213
Total Connecticut		4,048,265
FLORIDA—0.6%
Miami-Dade County Industrial Development Authority Revenue Bonds (Waste Management, Inc.)
AMT, FRN, Series A, 1.71%, 11/01/2033(a)	3,000,000	2,911,714
AMT, FRN, Series B, 1.71%, 11/01/2048(a)	2,000,000	1,941,142
Total Florida		4,852,856
GEORGIA—0.1%
Development Authority of Burke County, 2.00%, 11/01/2052(a)	900,000	900,000
ILLINOIS—1.4%
State of Illinois General Obligation Unlimited Bonds, Series A, 5.00%, 10/01/2023	1,030,000	1,065,899
Tender Option Bond Trust Receipts/Certificates Revenue Bonds, VRDN, 1.68%, 11/01/2048(a)(b)	9,805,000	9,805,000
Total Illinois		10,870,899
INDIANA—0.9%
Indiana Finance Authority RevenueBonds (ArcelorMittal SA), 1.73%, 08/01/2030(a)	6,900,000	6,900,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KANSAS—0.3%
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.61%, 03/01/2027(a)	$1,000,000	$ 1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 1.61%, 02/01/2029(a)	1,000,000	1,000,000
Total Kansas		2,000,000
KENTUCKY—4.5%
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 2.22%, 07/01/2060(a)	4,160,000	4,160,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020B-1 Industrial Building Revenue Bonds, AMT, VRDN, Series A-2, 2.22%, 07/01/2060(a)	12,400,000	12,400,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, AMT, VRDN, 2.22%, 08/01/2061(a)	15,695,000	15,695,000
Louisville Regional Airport Authority Revenue Bonds (City of Lowell General Obligation limited Bonds), Series B, 1.95%, 01/01/2029(a)	400,000	400,000
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 1.00%, 08/15/2023(a)	1,400,000	1,393,427
Total Kentucky		34,048,427
LOUISIANA—4.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (American BioCarbon CT LLC), AMT, VRN, 2.13%, 12/01/2046(a)	18,000,000	17,989,564
Parish of St. James Revenue Bonds (Nucor Steel LA), VRDN, Series A1, 1.49%, 11/01/2040(a)	14,715,000	14,715,000
Total Louisiana		32,704,564
MARYLAND—6.4%
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George's Boulevard Obligated Group), 1.55%, 12/01/2033(a)	5,115,000	5,115,000
Shares or Principal Amount		Value

Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 2.92%, 03/01/2030(a)	$42,405,000	$ 42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 1.66%, 02/01/2023(a)	425,000	425,000
Total Maryland		47,945,000
MASSACHUSETTS—0.9%
City of Lowell General Obligation limited Bonds, 3.00%, 09/16/2022	7,000,000	7,002,502
MICHIGAN—0.8%
Michigan Strategic Fund Tax-Exempt Adjustable Mode Exempt Facilities Revenue Bonds (Waste Management, Inc.), AMT, VRN, 0.58%, 08/01/2027(a)	500,000	473,736
Tender Option Bond Trust Receipts/Certificates Revenue Bonds, VRDN, 1.61%, 11/01/2028(a)(b)	5,835,000	5,835,000
Total Michigan		6,308,736
MISSISSIPPI—9.7%
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series C, 2.00%, 05/01/2037(a)	10,000,000	10,000,588
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), 2.01%, 12/01/2027(a)	1,400,000	1,400,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 2.87%, 11/01/2032(a)	62,000,000	62,000,000
Total Mississippi		73,400,588
MONTANA—0.8%
Mizuho Floater/Residual Trust Revenue Bonds
VRDN, 1.58%, 06/01/2034(a)(b)	4,510,000	4,510,000
VRDN, 1.58%, 06/01/2034(a)(b)	1,110,000	1,110,000
Total Montana		5,620,000
NEVADA—1.0%
Director Of The State Of Nevada Department Of Business And Industry Revenue Bonds Brightline West Passenger Rail Project, AMT, VRN, Series A, 0.85%, 01/01/2050(a)(b)	7,500,000	7,425,477
NEW JERSEY—2.9%
City of East Orange NJ General Obligation Anticipation Notes, 1.00%, 10/25/2022	14,549,572	14,526,057
City of Newark NJ General Obligation Notes, Series E, 1.25%, 10/03/2022	7,044,550	7,043,011
Total New Jersey		21,569,068

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
NEW YORK—17.6%
City of Elmira General Obligation Limited Bonds
2.00%, 05/01/2023	$455,000	$455,619
4.00%, 05/01/2024	675,000	697,945
City of New York General Obligation Limited Bonds, VRDN, 1.93%, 04/01/2042(a)	18,000,000	18,000,000
City of Newburgh General Obligation Limited Bonds, Series B, 4.00%, 12/29/2022	9,500,000	9,515,592
County of Monroe Henriette Fire District New York Revenue Anticipation Notes, 1.00%, 08/10/2022	4,800,000	4,799,461
Jasper-Troupsberg Central School District, New York Revenue Anticipation Notes, (State Aid Withholding), 1.00%, 09/23/2022	6,390,000	6,384,275
Metropolitan Transportation Authority Revenue Bonds
Series D-1, 5.00%, 09/01/2022	11,010,000	11,041,361
FRN, Series D-1, 1.86%, 11/01/2035(a)	4,750,000	4,637,386
Series F, 5.00%, 11/15/2022	1,125,000	1,135,820
Series F, 5.00%, 11/15/2022	1,530,000	1,545,294
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds, Series B, 5.00%, 11/15/2022	600,000	605,998
New York City General Obligation Unlimited Bonds
Series C-4, 1.75%, 10/01/2027(a)	2,825,000	2,825,000
Series J-2, 1.40%, 06/01/2036(a)	4,525,000	4,525,000
Series J-3, 1.37%, 06/01/2036(a)	5,700,000	5,700,000
New York Liberty Development Corp. Revenue Bonds
VRDN, 1.68%, 10/01/2035(a)(b)	2,750,000	2,750,000
VRDN, 1.68%, 10/01/2035(a)(b)	3,464,000	3,464,000
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), AMT, Series A, 5.00%, 01/01/2024	1,500,000	1,534,666
Rib Floater Trust Various States Revenue Bonds, VRDN, 1.73%, 11/01/2041(a)(b)	25,000,000	25,000,000
Sidney Central School District General Obligation Limited Bonds, (State Aid Withholding), 1.00%, 08/05/2022	4,126,600	4,126,296
Shares or Principal Amount		Value

Triborough Bridge & Tunnel Authority Revenue Bonds
VRDN, 1.80%, 01/01/2032(a)	$7,000,000	$7,000,000
Series B, 1.41%, 01/01/2032(a)	3,955,000	3,877,086
Village of Johnson City General Obligation Limited Bonds, Series B, 2.00%, 09/30/2022	13,263,294	13,270,228
Total New York		132,891,027
NORTH CAROLINA—0.2%
Fayetteville State University Revenue Bonds
(AGM), 5.00%, 04/01/2023	405,000	413,995
(AGM), 5.00%, 04/01/2024	425,000	446,122
(AGM), 5.00%, 04/01/2026	470,000	514,362
Total North Carolina		1,374,479
OHIO—1.6%
State of Ohio Revenue Bonds (DesertXpress Enterprises LLC), VRDN, Series B, 1.53%, 01/15/2033(a)	11,900,000	11,900,000
OKLAHOMA—1.8%
Oklahoma Development Finance Authority Revenue Bonds (Gilcrease Developers LLC), AMT, Series A, 1.63%, 07/06/2023	2,000,000	1,970,264
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group ), VRDN, Series B, 1.59%, 08/15/2031(a)	11,600,000	11,600,000
Total Oklahoma		13,570,264
OREGON—1.7%
Port of Portland OR Airport Revenue Bonds, 1.73%, 07/01/2026(a)	12,500,000	12,500,000
PENNSYLVANIA—8.2%
Central Bradford Progress Authority Revenue Bonds (The Guthrie Clinic Issue), VRDN, Series D, 1.61%, 12/01/2041(a)	13,630,000	13,630,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 1.55%, 09/01/2050(a)(c)	3,030,000	3,030,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 2.00%, 08/01/2045(a)	37,500,000	37,499,422
Tender Option Bond Trust Receipts/Certificates Revenue Bonds, AMT, VRDN, 1.68%, 01/01/2051(a)(b)	7,500,000	7,500,000
Total Pennsylvania		61,659,422

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
SOUTH CAROLINA—2.6%
Richland country Revenue Bond (International Paper Co.), AMT, Series A, 3.88%, 04/01/2023	$1,715,000	$ 1,726,659
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), VRDN, Series C, 1.58%, 05/01/2048(a)	17,725,000	17,725,000
Total South Carolina		19,451,659
TENNESSEE—0.2%
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.58%, 08/01/2031(a)	350,000	331,615
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 1.68%, 06/01/2037(a)	890,000	890,000
Total Tennessee		1,221,615
TEXAS—5.4%
City of Houston TX Hotel Occupancy Tax & Revenue Bonds
4.00%, 09/01/2022	180,000	180,345
4.00%, 09/01/2023	180,000	184,229
4.00%, 09/01/2025	425,000	449,207
Mission Economic Development Corp. Revenue Bonds (Waste Management, Inc.)
Series A, 2.10%, 05/01/2046(a)	10,000,000	9,998,793
Series B, 2.10%, 07/01/2040(a)	1,375,000	1,374,834
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), AMT, FRN, Series A, 2.00%, 05/01/2050(a)	5,000,000	4,999,800
Port of Corpus Christi Authority of Nueces County Revenue Bonds (Flint Hills Resources LP), AMT, VRDN, Series A, 2.15%, 07/01/2029(a)(b)	5,600,000	5,600,000
Port of Port Arthur Navigation District Revenue Bonds, 2.00%, 04/01/2040(a)	600,000	600,000
Port of Port Arthur Navigation District Revenue Bonds (Motiva Enterprises Class C), VRDN, 2.03%, 04/01/2040(a)	1,600,000	1,600,000
Port of Port Arthur Navigation District Revenue Bonds (Motiva Enterprises LLC), VRDN, 2.00%, 04/01/2040(a)	4,800,000	4,800,000
State of Texas General Obligation Limited Bonds, VRDN, 1.29%, 06/01/2053(a)	5,000,000	5,000,000
Shares or Principal Amount		Value

Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds
5.00%, 12/15/2022	$1,150,000	$1,160,147
5.00%, 12/15/2024	3,100,000	3,246,546
5.00%, 12/15/2025	1,500,000	1,594,920
Total Texas		40,788,821
WEST VIRGINIA—0.3%
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 1.56%, 06/01/2033(a)	2,150,000	2,150,000
WISCONSIN—3.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series C, 1.61%, 02/15/2053(a)	20,000,000	20,000,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic Health System), VRDN, 1.61%, 02/15/2053(a)	8,800,000	8,800,000
Total Wisconsin		28,800,000
Total Municipal Bonds		747,294,990
SHORT-TERM INVESTMENTS—3.3%
CERTIFICATES OF DEPOSIT—3.3%
UNITED STATES—3.3%
Mercer County Pollution Control Revenue
1.55%, 08/15/2022	5,000,000	5,000,000
1.65%, 09/15/2022	20,000,000	20,000,000
Total United States		25,000,000
Total Certificates of Deposit		25,000,000
MONEY MARKET FUNDS—0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	130,960	131,000
Total Money Market Funds		131,000
Total Short-Term Investments		25,131,000
Total Investments (Cost $773,569,910)—102.5%		772,425,990
Liabilities in Excess of Other Assets—(2.5%)		(19,077,876)
Net Assets—100.0%		$753,348,114

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.

AMT	Alternative Minimum Tax
FRN	Floating Rate Note
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
July 31, 2022 (unaudited)

1.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Aberdeen Funds (the "Trust" and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a.    Security Valuation:
The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities.These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current-day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value (“NAV”). Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds' Pricing Committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York
60

Notes to Statement of Investments  (concluded)
July 31, 2022 (unaudited)

Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
61